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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08555

Evergreen Money Market Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for nine of its series, Evergreen California Municipal Money Market Fund, Evergreen Florida Municipal Money Market Fund, Evergreen Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Treasury Money Market Fund, Evergreen U.S. Government Money Market Fund for the quarter ended October 31, 2005. These nine series have a January 31 fiscal year end.

Date of reporting period:        October 31, 2005

Item 1 – Schedule of Investments

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS
October 31, 2005 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER 6.3%
Miscellaneous Revenue 6.3%
Puerto Rico Govt. Dev. Bank:
3.05%, 11/09/2005	$7,792,000	$7,792,000
3.05%, 11/14/2005	4,815,000	4,815,000

Total Commercial Paper (cost $12,607,000)		12,607,000

MUNICIPAL OBLIGATIONS 93.4%
EDUCATION 8.0%
ABAG Fin. Auth. for Nonprofit Corp., California RB, The Thatcher Sch. Proj., 2.69%, VRDN, (LOC: KeyCorp)	8,000,000	8,000,000
California CDA RB, Biola Univ., Ser. B, 4.00%, VRDN, (SPA: BNP Paribas SA)	2,745,000	2,745,000
PFOTER, 2.80%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by MBIA)	5,285,000	5,285,000

		16,030,000

GENERAL OBLIGATION – LOCAL 4.7%
Camden, NJ BAN, 3.50%, 11/29/2005	4,700,000	4,703,587
Clovis, CA Unified Sch. Dist. GO:
2.76%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FGIC)	3,320,000	3,320,000
2.78%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FGIC)	1,330,000	1,330,000

		9,353,587

GENERAL OBLIGATION – STATE 11.8%
California GO:
MSTR, 2.70%, VRDN, (SPA: JPMorgan Chase & Co. & Insd. by MBIA)	9,000,000	9,000,000
PFOTER:
2.61%, VRDN, (Liq.: Societe Generale & Insd. by MBIA)	1,625,000	1,625,000
2.75%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	1,600,000	1,600,000
California Kindergarten Univ. GO, Ser. A-2, 2.64%, VRDN, (Gtd. by CitiBank, NA)	2,000,000	2,000,000
California ROC, RR II-R-438Ce, 2.78%, VRDN, (Liq.: Citigroup Global Markets & Insd. by CitiBank, NA)	9,370,000	9,370,000

		23,595,000

HOUSING 13.3%
Class B Revenue Bond Cert. Trust, Ser. 2002-1, 3.15%, VRDN, (Liq.: American Intl. Group, Inc.)	7,000,000	7,000,000
FHLMC MHRB, Ser. M001, Class A, 2.80%, VRDN, (Insd. by FHLMC)	2,963,792	2,963,792
PFOTER, Class A, 2.40%, 02/02/2006, (Liq.: Merrill Lynch & Co., Inc.)	910,000	910,000
San Jose, CA MHRB, PFOTER, 2.81%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	13,920,000	13,920,000
Simi Valley, CA MHRB, PFOTER, 2.62%, VRDN, (LOC: Danske Bank)	1,800,000	1,800,000

		26,593,792

INDUSTRIAL DEVELOPMENT REVENUE 18.6%
California CDA IDRB, Santos Proj., Ser. A, 2.88%, VRDN, (LOC: California Bank & Trust)	3,250,000	3,250,000
California CDA RB, Triple H Investors Proj., 2.83%, VRDN, (LOC: Union Bank of California)	740,000	740,000
California EDA RB, Killion Inds. Proj., 3.00%, VRDN, (LOC: Union Bank of California)	2,680,000	2,680,000
California Infrastructure & Econ. Dev. Bank IDRB:
Bonny Doon Winery, Inc. Proj., Ser. A, 2.78%, VRDN, (LOC: Comerica, Inc.)	3,000,000	3,000,000
G&G Specialty Foods Proj., 2.78%, VRDN, (LOC: Comerica, Inc.)	1,500,000	1,500,000
Haig Precision Manufacturing Corp., 2.88%, VRDN, (SPA: Bank of the West)	2,235,000	2,235,000
Surtec, Inc. Proj., Ser. A, 2.78%, VRDN, (LOC: Comerica, Inc.)	2,200,000	2,200,000
Delaware EDA Solid Waste Disposal & Sewer Fac. RB, Ciba Specialty Chemical Corp. Proj., Ser. A, 2.93%, VRDN, (Gtd. by Ciba
Specialty Chemical Corp.)	1,700,000	1,700,000
Douglas Cnty., GA IDRB, Electrical Fiber Sys. Proj., 3.10%, VRDN, (LOC: Regions Finl. Corp.)	1,700,000	1,700,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 3.87%, VRDN, (LOC: Dai-Ichi Kangyo Bank, Ltd.)	1,275,000	1,275,000
Glenn Cnty., CA IDA PCRB, Land O’Lakes, Inc. Proj., Ser. 1995, 2.85%, VRDN, (LOC: JPMorgan Chase & Co.)	1,900,000	1,900,000
Los Angeles, CA IDA RB, Kairak, Inc. Proj., 2.81%, VRDN, (LOC: U.S. Bank)	1,480,000	1,480,000
Riverside Cnty., CA IDA Empowerment Zone Fac. RB, 2.88%, VRDN, (LOC: California Bank & Trust)	6,500,000	6,500,000
Riverside Cnty., CA IDRB, Triple H Processors Proj., 2.83%, VRDN, (LOC: Union Bank of California)	1,560,000	1,560,000
[1]

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Riverside Cnty., CA IDRRB, Advance Business Graphics:
Ser. A, 2.78%, VRDN, (Gtd. by California State Teachers’ Retirement System)	$1,450,000	$1,450,000
Ser. B, 2.78%, VRDN, (Gtd. by California State Teachers’ Retirement System)	1,300,000	1,300,000
South Bend, IN EDRB, Deluxe Sheet Metal, Inc. Proj., 2.86%, VRDN, (LOC: Standard Federal Bank)	1,500,000	1,500,000
Westfield, IN IDRB, Standard Locknut Proj., 2.90%, VRDN, (Liq.: Wells Fargo & Co.)	1,230,000	1,230,000

		37,200,000

LEASE 6.2%
Midway, CA Sch. Dist. COP, Refinancing Proj., Ser. 2000, 2.75%, VRDN, (Liq.: Union Bank of California)	4,485,000	4,485,000
San Diego Cnty., CA ROC, 2.73%, VRDN, (Liq.: Citigroup Global Markets & Insd. by AMBAC)	7,875,000	7,875,000

		12,360,000

MISCELLANEOUS REVENUE 10.9%
California Pollution Ctl. Fin. Auth. Solid Waste Disposal RB:
Carlos Echeverria & Sons Proj., 2.78%, VRDN, (LOC: KeyCorp)	3,500,000	3,500,000
Dairy & Poso Creek Proj., 2.78%, VRDN, (SPA: Bank of the West)	3,000,000	3,000,000
George & Jennifer Deboer Trust, 2.78%, VRDN, (LOC: Wells Fargo & Co.)	2,500,000	2,500,000
Heritage Dairy Proj., 2.78%, VRDN, (Liq.: Wells Fargo & Co.)	1,500,000	1,500,000
John B. & Ann M. Verwey Proj., 2.78%, VRDN, (LOC: Bank of America Corp.)	3,400,000	3,400,000
Milk Time Dairy Farms Proj., 2.78%, VRDN, (SPA: Bank of the West)	1,400,000	1,400,000
Pennsylvania EDFA RRB Wastewater Treatment, Sunoco, Inc. Proj., 2.87%, VRDN, (Gtd. by Sunoco, Inc.)	2,200,000	2,200,000
Puerto Rico, Med. & Env. Pollution Ctl. Facs. RB, Becton Dickinson & Co.:
2.60%, 03/01/2006, (Gtd. by Becton Dickinson & Co.)	4,390,000	4,390,000

		21,890,000

PORT AUTHORITY 2.0%
Alameda Corridor Trans. Auth., California RB, 2.76%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	4,120,000	4,120,000

PUBLIC FACILITIES 2.1%
San Diego, CA Pub. Facs. Fin. Auth. Lease RB, PFOTER:
2.75%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by MBIA)	2,000,000	2,000,000
2.75%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	2,300,000	2,300,000

		4,300,000

RESOURCE RECOVERY 8.0%
California Pollution Ctl. Fin. Auth. Solid Waste Disposal RB:
BLT Enterprises Proj., Ser. A, 2.81%, VRDN, (LOC: Union Bank of California)	7,280,000	7,280,000
Cedar Ave. Recycling Proj. A, 2.71%, VRDN, (Gtd. by California State Teachers’ Retirement System)	3,000,000	3,000,000
Napa Recycling & Waste, Ser. A, 2.81%, VRDN, (LOC: Union Bank of California)	5,255,000	5,255,000
South Lake Refuse Co. Proj., Ser. A, 2.76%, VRDN, (LOC: Comerica, Inc.)	445,000	445,000

		15,980,000

SPECIAL TAX 0.7%
California Econ. Recovery Putters, Ser. 452, 2.73%, VRDN, (LOC: JPMorgan Chase & Co. & Insd. by MBIA)	1,495,000	1,495,000

TRANSPORTATION 1.8%
Foothill/Eastern Trans. Corridor Agcy., California Toll Road RB, 2.76%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,670,000	3,670,000

UTILITY 2.7%
California PCRRB, Pacific Gas and Elec. Proj., Ser. 96-C, 2.70%, VRDN, (LOC: Bank One)	900,000	900,000
Carlton, WI PCRB, Wisconsin Power & Light Co. Proj., 2.91%, VRDN, (Gtd. by Wisconsin Power & Light Co.)	800,000	800,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 2.93%, VRDN, (Gtd. by Delmarva Power & Light Co.)	1,800,000	1,800,000
[2]

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY continued
Northern California Pub. Power Agcy. RB, MSTR, Ser. 35A, 2.73%, VRDN, (LOC: JPMorgan Chase & Co. & Insd. by MBIA)	$1,300,000	$1,300,000
Sheboygan, WI PCRB, Wisconsin Power & Light Proj., 2.85%, VRDN, (Gtd. by Wisconsin Power & Light)	600,000	600,000

		5,400,000

WATER & SEWER 2.6%
Hanford, CA Sewer RB, Ser. A, 2.81%, VRDN, (Gtd. by California State Teachers’ Retirement System)	1,065,000	1,065,000
Olcese, CA Water Dist. COP, Rio Bravo Water Delivery Proj., Ser. A, 3.55%, 12/05/2005, (SPA: Sumitomo Mitsui Banking Corp.)	4,200,000	4,200,000

		5,265,000

Total Municipal Obligations (cost $187,252,379)		187,252,379

Total Investments (cost $199,859,379) 99.7%		199,859,379
Other Assets and Liabilities 0.3%		623,976

Net Assets 100.0%		$200,483,355

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at October 31,2005.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	LOC	Letter of Credit
BAN	Bond Anticipation Note	MBIA	Municipal Bond Investors Assurance Corp.
CDA	Community Development Authority	MHRB	Multifamily Housing Revenue Bond
COP	Certificates of Participation	MSTR	Municipal Securities Trust Receipt
EDA	Economic Development Authority	NA	National Association (National bank)
EDFA	Economic Development Finance Authority	PCRB	Pollution Control Revenue Bond
EDRB	Economic Development Revenue Bond	PCRRB	Pollution Control Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.	PFOTER	Putable Floating Option Tax Exempt Receipts
FHLMC	Federal Home Loan Mortgage Corp.	RB	Revenue Bond
GO	General Obligation	ROC	Reset Option Certificate
IDA	Industrial Development Authority	RRB	Refunding Revenue Bond
IDRB	Industrial Development Revenue Bond	SPA	Securities Purchase Agreement
IDRRB	Industrial Development Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of October 31, 2005:

California	79.2%
Delaware	5.5%
Puerto Rico	4.8%
New Jersey	2.4%
Indiana	2.1%
Pennsylvania	1.1%
Georgia	0.9%
Wisconsin	0.7%
Non-state specific	3.3%

100.0%

On October 31, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

[3]

EVERGREEN FLORIDA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS
October 31, 2005 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER 1.4%
Miscellaneous Revenue 1.4%
Puerto Rico Govt. Dev. Bank, 3.05%, 11/08/2005 (cost $5,237,000)	$5,237,000	$5,237,000

MUNICIPAL OBLIGATIONS 98.2%
AIRPORT 12.8%
Greater Orlando Aviation Auth. RB, Flight Safety Proj.:
Ser. A, 2.75%, VRDN, (Gtd. by Berkshire Hathaway, Inc.)	3,100,000	3,100,000
Ser. B, 2.75%, VRDN, (Gtd. by Berkshire Hathaway, Inc.)	3,000,000	3,000,000
Hillsborough Cnty., FL Aviation Auth. RB, 2.77%, VRDN, (Liq.: Morgan Stanley)	3,600,000	3,600,000
Miami-Dade Cnty., FL IDA Intl. Arpt. Facs. RB, Flight Safety Proj.:
Ser. A, 2.95%, VRDN, (Gtd. by Boeing Co.)	16,910,000	16,910,000
Ser. B, 2.95%, VRDN, (Gtd. by Boeing Co.)	19,030,000	19,030,000
Miami-Dade Cnty., FL Intl. Arpt. Proj. MSTR, 2.73%, VRDN, (SPA: Societe Generale)	900,000	900,000

		46,540,000

CONTINUING CARE RETIREMENT COMMUNITY 2.4%
Bay Cnty., FL RB, Methodist Home for Aging, 3.02%, VRDN, (Insd. by FHLB)	7,885,000	7,885,000
Orange Cnty., FL Hlth. Facs. Auth. RB, Hlth. Facs. Svcs., Inc. Proj., 2.69%, VRDN, (LOC: SunTrust Banks, Inc.)	830,000	830,000

		8,715,000

EDUCATION 4.8%
Brevard Cnty., FL Sch. Board COP, Ser. 638, 2.74%, VRDN, (LOC: JPMorgan Chase & Co.)	2,495,000	2,495,000
Crown Point, IN Cmnty. Sch. Corp. TAN, 3.25%, 12/30/2005	3,334,000	3,337,698
Merrillville, IN Cmnty. Sch. Corp. TAN, 3.00%, 12/30/2005	2,000,000	2,001,832
University of South Florida Research Foundation RB, Univ. Tech. Proj., Ser. A, 2.63%, VRDN, (LOC: SunTrust Banks, Inc.)	400,000	400,000
Volusia Cnty., FL Edl. Facs. Auth. PFOTER, 2.73%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,335,000	6,335,000
Volusia Cnty., FL Edl. Facs. Auth. ROC, 2.75%, VRDN, (LOC: Citibank)	3,125,000	3,125,000

		17,694,530

GENERAL OBLIGATION - LOCAL 2.8%
Miami-Dade Cnty., FL GO, ROC, 2.74%, VRDN, (LOC: Citibank)	7,600,000	7,600,000
Wildgrass, CO GO, 2.40%, VRDN, (LOC: Compass Bank, Inc.)	2,500,000	2,500,000

		10,100,000

GENERAL OBLIGATION - STATE 1.2%
Florida Dept. of Trans. GO, ROC, 2.74%, VRDN, (Liq.: Citigroup, Inc.)	1,490,000	1,490,000
Texas GO TRAN, 4.50%, 08/31/2006	3,000,000	3,043,560

		4,533,560

HOSPITAL 11.7%
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Proj., Ser. A, 2.84%, VRDN, (LOC: SunTrust Banks, Inc.)	300,000	300,000
Indianapolis, IN Hlth. Facs. Fin. Auth. RB, Ascension Hlth. Credit Group, Ser. A, 2.50%, 03/01/2006, (Gtd. by Ascension
Hlth. Credit Group)	3,050,000	3,049,006
Jacksonville, FL IDRB, Univ. of Florida Hlth. & Science Ctr., 2.73%, VRDN, (LOC: Bank of America Corp.)	800,000	800,000
Miami, FL Hlth. Facs. Auth. PFOTER, Mercy Hosp. Proj., 2.79%, VRDN, (LOC: WestLB AG)	34,995,000	34,995,000
St. Lucie Cnty., FL IDA, Savannah Hosp. Proj., 2.75%, VRDN, (LOC: Canadian Imperial Bank)	3,545,000	3,545,000

		42,689,006

HOUSING 24.0%
Alachua Cnty., FL HFA RB, Hsg. Univ. Cove Apts. Proj., 2.75%, VRDN, (LOC: SunTrust Banks, Inc.)	3,970,000	3,970,000
Brevard Cnty., FL HFA MHRB:
PFOTER, 3.10%, VRDN, (Insd. by FHLMC)	3,340,000	3,340,000
Shore View Apts. Proj., 2.75%, VRDN, (LOC: Harris Trust & Savings)	2,200,000	2,200,000
Brevard Cnty., FL SFHRB PFOTER, 2.79%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,700,000	2,700,000
Broward Cnty., FL HFA RB, Ser. 2000-C, 2.92%, VRDN, (LOC: Citibank)	15,000	15,000
Broward Cnty., FL MHRB, Cypress Grove Apt., Ser. B, 3.20%, VRDN, (LOC: Citibank)	4,270,000	4,270,000
[1]

EVERGREEN FLORIDA MUNICIPAL MONTY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Class B Revenue Bond Cert. Trust:
3.05%, VRDN, (Liq.: American Intl. Group, Inc.)	$8,095,000	$8,095,000
Ser. 2003-1, 2.65%, VRDN, (Liq.: American Intl. Group, Inc.)	6,530,000	6,530,000
Clipper Tax-Exempt Cert. Trust COP:
Ser. 1999-2, 2.90%, VRDN, (SPA: State Street Corp.)	203,013	203,013
Ser. 2000-1, 2.82%, VRDN, (SPA: State Street Corp.)	8,918,000	8,918,000
Florida Hsg. Fin. Corp. MHRB:
Lake Shore Apts. Proj., 2.78%, VRDN, (Insd. by FNMA)	5,900,000	5,900,000
Lee Vista Apts. Proj., 2.73%, VRDN, (Insd. by FHLMC)	17,905,000	17,905,000
Maitland Apts. Proj., 2.73%, VRDN, (Insd. by FHLMC)	670,000	670,000
Hillsborough Cnty., HFA MHRB ROC, 2.78%, VRDN, (Insd. by FNMA)	3,380,000	3,380,000
Orange Cnty., FL Hsg. Fin. Mtge. RB, Lee Vista Club Apts., Ser. A, 2.73%, VRDN, (LOC: AmSouth Bank)	500,000	500,000
Osceola Cnty., FL HFA RB, Arrow Ridge Apts., Ser. A, 2.72%, VRDN, (Insd. by FNMA)	2,970,000	2,970,000
PFOTER, Class B:
2.40%, VRDN, (Insd. by FHLMC)	1,925,000	1,925,000
2.85%, VRDN, (LOC: Lloyds TSB Bank plc)	2,725,000	2,725,000
Pinellas Cnty., FL HFA PFOTER:
2.79%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	255,000	255,000
2.79%, VRDN, (SPA: Landesbank Hessen-Thüringen Girozentrale)	4,740,000	4,740,000
Pinellas Cnty., FL HFA SFHRB, 2.79%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	665,000	665,000
Volusia Cnty., FL HFA RB, Sunrise Pointe Apts., Ser. A, 2.76%, VRDN, (LOC: Bank of America Corp.)	5,700,000	5,700,000

		87,576,013

INDUSTRIAL DEVELOPMENT REVENUE 10.3%
Alachua Cnty, FL IDRB, Florida Rock Proj., 2.75%, VRDN, (LOC: Bank of America Corp.)	1,000,000	1,000,000
Capital Trust PFOTER, Seminole Convention Proj., Ser. A, 4.07%, VRDN, (LOC: JPMorgan Chase & Co.)	2,500,000	2,500,000
Colorado HFA EDRB, Corey Bldg. Proj., Ser. A, 2.86%, VRDN, (LOC: Wells Fargo & Co.)	1,530,000	1,530,000
Dade Cnty., FL IDA RB, Quipp, Inc. Proj., 2.80%, VRDN, (LOC: Bank of America Corp.)	450,000	450,000
Escambia Cnty., FL IDRB, Daw’s Manufacturing Co., Inc. Proj., 2.85%, VRDN, (LOC: Bank of America Corp.)	3,305,000	3,305,000
Florida Dev. Fin. Corp. IDRB:
Enterprise Bldg. Proj.:
Ser. A-1, 2.85%, VRDN, (LOC: SunTrust Banks, Inc.)	970,000	970,000
Ser. A-2, 2.85%, VRDN, (LOC: SunTrust Banks, Inc.)	630,000	630,000
Enterprise Triple Crown Trailers, Ser. 2002-C1, 2.85%, VRDN, (LOC: SunTrust Banks, Inc.)	1,150,000	1,150,000
Fort Walton Proj., Ser. A-4, 2.81%, VRDN, (LOC: SunTrust Banks, Inc.)	745,000	745,000
Novelty Crystal Proj., 2.80%, VRDN, (LOC: SunTrust Banks, Inc.)	1,100,000	1,100,000
Plastics Components Proj., 2.80%, VRDN, (LOC: SunTrust Banks, Inc.)	850,000	850,000
Suncoast Bakeries Proj., Ser. A-1, 2.80%, VRDN, (LOC: SunTrust Banks, Inc.)	570,000	570,000
Jacksonville, FL EDA IDRB, Crown Products Co. Proj., Ser. 1998, 2.80%, VRDN, (LOC: SunTrust Banks, Inc.)	800,000	800,000
Jacksonville, FL EDA RB, Hartley Press, Inc., Ser. A, 2.80%, VRDN, (LOC: Bank of America Corp.)	2,600,000	2,600,000
Massachusetts IFA IDRB, Portland Causeway Proj., 2.90%, VRDN, (LOC: Sovereign Bancorp, Inc.)	600,000	600,000
Miami-Dade Cnty., FL IDA RB, Reflectone, Inc. Proj., 2.75%, VRDN, (LOC: Royal Bank of Canada)	11,000,000	11,000,000
Pasco Cnty., FL IDRB, PAC-MED, Inc. Proj., 2.80%, VRDN, (LOC: Bank of America Corp.)	1,500,000	1,500,000
Polk Cnty., FL IDA RB:
Citrus World, Inc., 2.94%, VRDN, (LOC: SunTrust Banks, Inc.)	1,000,000	1,000,000
Sun Orchard Florida, Inc. Proj., 2.84%, VRDN, (LOC: U.S. Bancorp)	1,620,000	1,620,000
Sheboygan, WI IDRB, Vortex Liquid Color Proj., 2.95%, VRDN, (LOC: Associated Banc-Corp.)	1,640,000	1,640,000
Volusia Cnty., FL IDA RB, Ideal Spot Properties Proj., Ser. A, 2.75%, VRDN, (LOC: Bank of America Corp.)	2,165,000	2,165,000

		37,725,000

[2]

EVERGREEN FLORIDA MUNICIPAL MONTY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 0.3%
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, 2.75%, VRDN, (Liq.: Morgan Stanley)	$350,000	$350,000
St. Lucie Cnty., FL Sch. Board Variable Rate Cert., 2.73%, VRDN, (LOC: Bank of New York Co.)	588,000	588,000

		938,000

MISCELLANEOUS REVENUE 2.3%
Hillsborough Cnty., FL Capital Impt. Program, Ser. A, 2.85%, VRDN	2,500,000	2,500,000
Palm Beach Cnty., FL RB, Jewish Cmnty. Campus Corp., 2.73%, VRDN, (LOC: Northern Trust Corp.)	5,840,000	5,840,000

		8,340,000

PORT AUTHORITY 0.8%
Valdez, AK Marine Terminal, ConocoPhillips Proj. RB, 3.00%, VRDN, (Gtd. by ConocoPhillips)	3,000,000	3,000,000

PUBLIC FACILITIES 4.1%
Hillsborough Cnty., FL Sch. Board COP, Ser. 2000-E, 2.85%, VRDN, (LOC: Bank of America Corp.)	4,590,000	4,590,000
Miami-Dade Cnty., FL Sch. Board COP:
2.74%, VRDN, (LOC: JPMorgan Chase & Co.)	3,100,000	3,100,000
2.74%, VRDN, (Liq.: Citigroup, Inc.)	4,565,000	4,565,000
Palm Beach Cnty., FL Sch. Board COP, 2.74%, VRDN, (LOC: Citibank)	2,710,000	2,710,000

		14,965,000

RESOURCE RECOVERY 0.8%
Montana Board Resource Recovery RB, Colstrip Energy, LP Proj., 2.45%, VRDN, (LOC: Dexia SA)	3,000,000	3,000,000

SPECIAL TAX 5.0%
Boynton Beach, FL Cmnty. Redev. Agcy. RB, Ser. 657, 2.74%, VRDN, (LOC: JPMorgan Chase & Co.)	1,590,000	1,590,000
Florida Board of Ed. Lottery COP, Eagle Trust Cert., Ser. 2001-0904, 2.74%, VRDN, (LOC: Citibank)	2,600,000	2,600,000
Palm Beach Cnty., FL Pub. Impt. PFOTER, 2.73%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	14,205,000	14,205,000

		18,395,000

TRANSPORTATION 1.7%
Lee Cnty., FL Trans. Facs. RB PFOTER, 2.73%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,200,000	2,200,000
Lee Cnty., FL Trans. Facs. ROC, 2.74%, VRDN, (Liq.: Citigroup, Inc.)	3,990,000	3,990,000

		6,190,000

UTILITY 8.5%
Carlton, WI PCRB, Wisconsin Power & Light Co. Proj., 2.91%, VRDN, (Gtd. by Wisconsin Power & Light Co.)	2,700,000	2,700,000
Coconino Cnty., AZ PCRB, Arizona Pub. Svc. Co. Proj., 2.92%, VRDN, (Gtd. by Arizona Pub. Svc. Co.)	1,000,000	1,000,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 2.93%, VRDN, (Gtd. by Delmarva Power & Light Co.)	3,500,000	3,500,000
Jacksonville, FL Elec. Auth. RB, Ser. 2000-F, 2.70%, VRDN, (SPA: Landesbank Hessen-Thüringen Girozentrale)	5,000,000	5,000,000
Port St. Lucie, FL Util. Sys. RRB, Ser. A, 2.72%, VRDN, (SPA: RBC Centura Banks, Inc.)	14,200,000	14,200,000
Richmond, VA IDA RB, Cogentrix of Richmond Proj., Ser. A, 2.80%, VRDN, (LOC: BNP Paribas SA)	4,500,000	4,500,000

		30,900,000

WATER & SEWER 4.7%
Bay Cnty., FL Water Sys. RB PFOTER, Ser. PT-2776, 2.73%, VRDN, (SPA: AMBAC & Merrill Lynch & Co., Inc.)	4,300,000	4,300,000
Colorado Superior Metro. Dist. No. 1 RRB, Ser. A, 2.30%, VRDN, (SPA: BNP Paribas)	3,030,000	3,030,000
Florida Util. Auth. RB, Ser. 327, 2.75%, VRDN, (Liq.: Morgan Stanley)	848,500	848,500
Florida Water & Sewer Sys. RB, Ser. 805, 2.74%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,470,000	5,470,000
West Palm Beach, FL Util. Sys. RB, Ser. 972, 2.73%, VRDN, (Liq.: Morgan Stanley)	3,500,000	3,500,000

		17,148,500

Total Municipal Obligations (cost $358,449,609)		358,449,609

Total Investments (cost $363,686,609) 99.6%		363,686,609
Other Assets and Liabilities 0.4%		1,305,167

Net Assets 100.0%		$364,991,776

[3]

EVERGREEN FLORIDA MUNICIPAL MONTY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at October 31, 2005.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC, and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IFA	Industrial Finance Agency
LOC	Letter of Credit
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
PCRB	Pollution Control Revenue Bond
PFOTER	Putable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TAN	Tax Anticipation Note
TRAN	Tax Revenue Anticipation Note

The following table shows the percent of total investments by geographic location as of October 31, 2005:

Florida	82.7%
Indiana	2.3%
Colorado	1.9%
Puerto Rico	1.4%
Virginia	1.2%
Wisconsin	1.2%
Delaware	1.0%
Texas	0.8%
Alaska	0.8%
Montana	0.8%
Arizona	0.3%
Massachusetts	0.2%
Non-state specific	5.4%

100.0%

On October 31, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

[4]

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS
October 31, 2005 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 0.9%
Blue Heron Funding Corp., FRN, 4.07%, 11/25/2005 144A	$50,000,000	$50,000,000
Carlyle Loan Investment, Ltd., Ser. 2005-1A, Class 4, 4.01%, 11/15/2005 144A	25,000,000	25,000,000

Total Asset-Backed Securities (cost $75,000,000)		75,000,000

CERTIFICATES OF DEPOSIT 11.0%
Barclays Bank plc, 3.76%, 11/02/2005	50,000,000	49,997,104
Compass Bank, 3.94%, 11/14/2005	50,000,000	50,000,000
Credit Suisse First Boston Corp.:
2.57%, 11/10/2005	150,000,000	150,000,000
2.74%, 12/09/2005	75,000,000	75,000,000
3.77%, 06/07/2006	50,000,000	50,000,000
Deutsche Bank AG, 2.81%, 12/12/2005	100,000,000	100,000,000
First Tennessee Bank:
2.75%, 12/13/2005	75,000,000	75,000,000
3.86%, 11/10/2005	50,000,000	50,000,000
3.96%, 12/12/2005	50,000,000	50,000,000
4.00%, 12/19/2005	50,000,000	50,000,000
SunTrust Banks, Inc.:
3.73%, 11/11/2005	80,000,000	80,000,000
4.01%, 11/28/2005	70,000,000	70,000,000
U.S. Trust Co. of New York, 3.99%, 11/14/2005	50,000,000	50,000,000
UBS AG, 2.76%, 12/14/2005	50,000,000	50,000,870

Total Certificates of Deposit (cost $949,997,974)		949,997,974

COMMERCIAL PAPER 44.3%
Asset-Backed 39.1%
Amstel Funding Corp.:
3.70%, 11/14/2005	32,935,000	32,890,995
3.77%, 11/28/2005	50,000,000	49,858,625
ASAP Funding, Ltd.:
3.85%, 11/04/2005	60,000,000	59,980,750
3.86%, 11/08/2005	75,000,000	74,943,708
3.95%, 12/05/2005	50,000,000	49,813,472
Atlantis One Funding Corp., 4.00%, 11/03/2005	92,940,000	92,919,346
Barclays U.S. Funding, LLC, 3.72%, 11/17/2005	50,000,000	49,917,333
Bavaria Trust Corp.:
3.87%, 11/07/2005	90,000,000	89,941,950
4.05%, 11/07/2005	42,910,000	42,881,036
Belmont Funding, LLC, 4.06%, 11/01/2005	100,000,000	100,000,000
Broadhollow Funding, LLC:
3.92%, 11/10/2005	20,000,000	19,980,400
3.94%, 11/14/2005	35,000,000	34,950,203
Check Point Charlie, Inc., 3.85%, 11/03/2005	66,000,000	65,985,883
Chesham Finance, LLC:
3.82%, 11/04/2005	100,000,000	99,968,167
3.83%, 11/04/2005	42,000,000	41,986,595
Citibank Credit Card Issuance Trust:
3.81%, 11/02/2005	65,000,000	64,993,121
4.05%, 01/11/2006	50,000,000	49,600,625
Compass Securitization, LLC, 3.82%, 11/07/2005	16,591,000	16,580,437
Concord Minutemen Capital Co., LLC:
3.90%, 11/09/2005	50,000,000	50,000,000
3.94%, 11/15/2005	22,000,000	22,000,000
3.95%, 11/16/2005	75,000,000	75,000,000
4.00%, 11/17/2005	49,925,000	49,925,000
Descartes Funding Trust, 3.97%, 11/15/2005	100,000,000	100,000,000
Giro Balanced Funding Corp., 3.86%, 11/07/2005	230,000,000	229,852,033
Giro Multi-Funding Corp., 3.96%, 11/21/2005	50,000,000	49,890,000
[1]

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Grampian Funding, LLC, 3.82%, 11/07/2005	$50,000,000	$49,968,167
Greyhawk Funding, LLC:
3.71%, 11/14/2005	40,000,000	39,946,411
4.07%, 01/23/2006	50,000,000	49,530,820
Lake Constance Funding:
3.84%, 02/02/2006	25,000,000	24,752,323
3.91%, 11/17/2005	51,000,000	50,911,373
4.00%, 01/04/2006	40,000,000	39,715,556
4.04%, 01/11/2006	50,000,000	49,601,611
Legacy Capital Corp., 3.80%, 11/01/2005	65,000,000	65,000,000
Lockhart Funding, LLC:
3.84%, 11/07/2005	25,000,000	24,984,000
3.92%, 11/16/2005	50,000,000	49,918,333
3.96%, 11/14/2005	30,000,000	29,957,100
Mortgage Interest Network:
3.85%, 11/03/2005	125,000,000	124,973,222
3.93%, 11/14/2005	25,000,000	24,964,521
Neptune Funding Corp.:
3.73%, 11/07/2005	33,684,000	33,663,088
4.03%, 11/01/2005	60,000,000	60,000,000
Paradigm Funding, LLC:
3.71%, 11/17/2005	50,000,000	49,917,556
4.00%, 01/06/2006	30,000,000	29,780,000
Park Granada, LLC:
3.81%, 11/02/2005	25,000,000	24,997,354
3.86%, 11/04/2005	70,000,000	69,977,483
3.96%, 12/09/2005	50,000,000	49,791,000
4.05%, 11/01/2005	75,000,000	75,000,000
Rhineland Funding Capital Corp.:
3.80%, 12/06/2005	25,000,000	24,907,639
3.90%, 12/12/2005	32,677,000	32,531,860
3.97%, 12/20/2005	30,000,000	29,837,892
4.00%, 11/22/2005	25,000,000	24,941,667
4.13%, 01/06/2006	55,497,000	55,076,795
Surrey Funding Corp., 3.80%, 11/02/2005	25,379,000	25,376,321
Thames Asset Global Securitization, Inc.:
3.72%, 11/18/2005	46,236,000	46,154,779
3.92%, 11/15/2005	50,000,000	49,923,778
Thornburg Mortgage Capital Resources, LLC:
3.85%, 11/03/2005	75,000,000	74,983,958
3.90%, 11/10/2005	50,000,000	49,951,250
3.98%, 11/21/2005	100,000,000	99,778,889
Three Pillars Funding Corp.:
3.83%, 11/07/2005	35,000,000	34,977,658
3.86%, 11/07/2005	40,000,000	39,974,267
3.87%, 11/10/2005	65,538,000	65,474,592
3.95%, 11/28/2005	100,000,000	99,742,153

		3,384,843,095

Capital Markets 2.0%
Goldman Sachs Group, Inc.:
3.65%, 05/25/2006	60,000,000	58,753,942
3.84%, 11/02/2005	60,000,000	60,000,000
4.01%, 11/25/2005	50,000,000	50,000,000

		168,753,942

[2]

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Consumer Finance 2.9%
Ford Motor Credit Co.:
3.77%, 12/07/2005	$40,000,000	$39,849,200
3.80%, 12/02/2005	50,000,000	49,836,389
3.90%, 12/21/2005	75,000,000	74,704,791
3.91%, 12/21/2005	36,000,000	35,804,500
4.04%, 01/04/2006	50,000,000	49,640,889

		249,835,769

Diversified Financial Services 0.3%
Sigma Finance, Inc., 3.82%, 12/19/2005	30,000,000	29,999,663

Total Commercial Paper (cost $3,833,432,469)		3,833,432,469

CORPORATE BONDS 28.2%
Asset-Backed 0.6%
Strategic Money Market Trust, FRN, 4.11%, 01/10/2006 144A +	56,648,000	56,648,000

Capital Markets 9.0%
Bear Stearns & Co., Inc.:
4.22%, 11/02/2005	50,000,000	50,031,260
FRN, 3.93%, 11/07/2005	50,000,000	50,000,000
Goldman Sachs Group, Inc., FRN, 4.12%, 12/21/2005	40,000,000	40,033,715
Lehman Brothers Holdings, Inc., FRN, 4.11%, 01/03/2006	35,000,000	35,019,452
Merrill Lynch & Co., Inc., FRN, 4.14%, 11/14/2005	300,000,000	300,000,000
Morgan Stanley, FRN:
3.85%, 11/03/2005	100,000,000	99,987,855
4.00%, 11/15/2005	200,000,000	200,000,000

		775,072,282

Commercial Banks 2.9%
Bank of America Corp., FRN, 3.81%, 11/02/2005	100,000,000	100,000,000
Marshall & Ilsley Bank Corp., 5.21%, 12/15/2005	50,000,000	50,134,646
WestLB AG, FRN, 3.95%, 11/10/2005 144A	100,000,000	99,962,882

		250,097,528

Consumer Finance 6.0%
American Honda Finance Corp., 3.87%, 11/21/2005 144A	70,000,000	70,016,606
BMW U.S. Capital Corp., LLC, FRN, 4.02%, 11/25/2005	40,000,000	40,000,000
General Electric Capital Corp., FRN:
4.04%, 11/09/2005	100,000,000	100,000,000
4.07%, 11/17/2005	220,000,000	220,000,000
Toyota Motor Credit Corp., FRN:
3.72%, 11/08/2005	50,000,000	50,007,592
3.81%, 11/02/2005	40,000,000	40,000,000

		520,024,198

Diversified Financial Services 6.9%
CC USA, Inc., FRN:
3.81%, 11/02/2005 144A	30,000,000	29,997,847
3.81%, 11/28/2005 144A	40,000,000	39,999,563
3.82%, 11/02/2005 144A	65,000,000	64,996,050
Dorada Finance, Inc., FRN, 3.81%, 11/02/2005 144A	40,000,000	39,997,129
Liberty Lighthouse U.S. Capital Corp.:
2.75%, 11/16/2005 144A	100,000,000	100,000,000
3.08%, 01/06/2006 144A	50,000,000	50,000,000
FRN, 4.00%, 11/25/2005 144A	35,000,000	34,997,449
[3]

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
Diversified Financial Services continued
Sigma Finance, Inc.:
4.31%, 09/28/2006 144A	$50,000,000	$50,000,000
FRN, 4.16%, 01/16/2006 144A	62,000,000	62,007,587
MTN:
3.87%, 07/03/2006 144A	75,000,000	75,000,000
4.00%, 08/02/2006 144A	50,000,000	50,000,000

		596,995,625

Hotels, Restaurants & Leisure 0.6%
McDonald’s Corp., FRN, 4.49%, 03/07/2006 144A	50,000,000	50,162,592

Pharmaceuticals 0.8%
Pfizer, Inc., FRN, 3.66%, 11/04/2005	70,000,000	70,000,000

Thrifts & Mortgage Finance 1.4%
Countrywide Financial Corp., FRN, 3.92%, 12/13/2005	59,000,000	59,000,000
Countrywide Home Loans, Inc., FRN:
3.85%, 11/30/2005	33,000,000	33,000,000
4.32%, 01/31/2006	30,000,000	30,000,469

		122,000,469

Total Corporate Bonds (cost $2,441,000,694)		2,441,000,694

FUNDING AGREEMENTS 5.6%
Jackson National Life Insurance Co., 4.13%, 01/02/2006 +	75,000,000	75,000,000
Metropolitan Life Funding Agreement, 4.26%, 01/15/2006 +	75,000,000	75,000,000
New York Life Funding Agreement, 4.15%, 12/01/2005 +	135,000,000	135,000,000
Transamerica Occidental Funding Agreement, 4.08%, 11/01/2005 +	140,000,000	140,000,000

Total Funding Agreements (cost $485,000,000)		485,000,000

MUNICIPAL OBLIGATIONS 0.6%
Industrial Development Revenue 0.1%
Warren Cnty., KY IDA RB, Stupp Brothers, Inc. Proj., FRN, Ser. B-1, 4.00%, 11/03/2005,
(LOC:Bank of America Corp.)	11,600,000	11,600,000

Miscellaneous Revenue 0.5%
Detroit, MI Economic Dev. Corp. RB, Waterfront Recreation, FRN, Ser. B, 4.12%, 11/03/2005,
(LOC: Bank of America Corp.)	41,830,000	41,830,000

Total Municipal Obligations (cost $53,430,000)		53,430,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS 5.9%
FHLB:
2.50%, 11/02/2005	125,000,000	125,000,000
2.51%, 11/04/2005	100,000,000	100,000,000
3.00%, 01/18/2006	38,835,000	38,831,076
4.50%, 11/03/2006	70,000,000	70,000,000
FHLMC:
1.875%, 02/15/2006	38,699,000	38,506,231
FRN, 2.50%, 04/19/2006	60,000,000	60,000,000
FNMA, 3.15%, 02/06/2006	80,000,000	79,997,135

Total U.S. Government & Agency Obligations (cost $512,334,442)		512,334,442

YANKEE OBLIGATIONS-CORPORATE 2.3%
FINANCIALS 2.3%
Commercial Banks 2.3%
HBOS plc, FRN, 3.87%, 11/21/2005 144A	150,000,000	150,000,000
Islandsbanki HF, FRN, 4.09%, 11/22/2005 144A	50,000,000	50,000,000

Total Yankee Obligations-Corporate (cost $200,000,000)		200,000,000

[4]

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Shares	Value

MUTUAL FUND SHARES 0.0%
Federated Prime Value Obligation Fund (cost $74,592)	74,592	$74,592

	Principal Amount	Value

REPURCHASE AGREEMENT 1.0%
Deutsche Bank AG, 3.95%, dated 10/31/2005, maturing 11/1/2005, maturity value $88,081,899 (1)
(cost $88,072,236)	$88,072,236	88,072,236

Total Investments (cost $8,638,342,407) 99.8%		8,638,342,407
Other Assets and Liabilities 0.2%		14,926,434

Net Assets 100.0%		$8,653,268,841

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
+	Security is deemed illiquid and is valued using market quotations when readily available.
(1)	Collateralized by $85,256,000 U.S. Treasury Bill, 0.00%, 3/09/2006, value is $84,067,531; $5,856,000 U.S. Treasury Note, 4.25%, 8/15/2014, value including accrued interest is $5,766,712.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
IDA	Industrial Development Authority
LOC	Letter of Credit
MTN	Medium Term Note
RB	Revenue Bond

On October 31, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

[5]

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS
October 31, 2005 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER 1.1%
MISCELLANEOUS REVENUE 1.1%
Puerto Rico Govt. Dev. Bank:
2.85%, 01/30/2006	$20,000,000	$20,000,000
3.05%, 11/04/2005	5,000,000	5,000,000

Total Commercial Paper (cost $25,000,000)		25,000,000

MUNICIPAL OBLIGATIONS 97.3%
AIRPORT 3.3%
Chicago, IL O’Hare Intl. Arpt. RB, PFOTER, 2.78%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by XL Capital, Ltd.)	675,000	675,000
Chicago, IL O’Hare Intl. Arpt. Spl. Facs. RB, Northwest Airlines, Inc. Proj.:
Ser. A, 2.85%, VRDN, (LOC: Citibank)	2,500,000	2,500,000
Ser. B, 2.85%, VRDN, (LOC: Citibank)	6,700,000	6,700,000
Dallas-Fort Worth, TX Intl. Arpt. RB, Ser. 1019, 2.77%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by FGIC)	2,035,000	2,035,000
Denver, CO City and Cnty. Arpt. RB, Ser. 2004-104, 2.74%, VRDN, (LOC: BNP Paribas SA & Insd. by MBIA)	5,560,000	5,560,000
Hawaii Arpt. Sys. RB, 2.78%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FGIC)	2,215,000	2,215,000
Hillsborough Cnty., FL Aviation Auth. RB:
Delta Airlines Proj., 2.77%, VRDN, (Liq.: GE Capital Corp.)	8,300,000	8,300,000
Ser. 930, 2.74%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by AMBAC)	3,775,000	3,775,000
Houston, TX Arpt. Sys. RB, Floating Rate Trust Cert., Ser. 404, 2.78%, VRDN, (Liq.: Morgan Stanley & Insd. by FGIC)	1,100,000	1,100,000
Kenton Cnty., KY Arpt. Board RB, Ser. F-2, 2.82%, VRDN, (LOC: Bank of America Corp. & Insd. by MBIA)	2,910,000	2,910,000
Metropolitan Washington, DC Arpt. Auth. Sys. RB, Ser. 1A, 2.80%, VRDN, (Insd. by JPMorgan Chase & Co.)	10,000,000	10,000,000
Metropolitan Washington, DC Arpt. MSTR, 2.95%, VRDN, (SPA: Societe Generale)	9,705,000	9,705,000
Miami-Dade Cnty., FL IDA Arpt. Facs. RB, Flight Safety Proj.:
Ser. A, 2.95%, VRDN, (Gtd. by Boeing Co.)	3,300,000	3,300,000
Ser. B, 2.95%, VRDN, (Gtd. by Boeing Co.)	1,200,000	1,200,000
Minneapolis & St. Paul, MN Metro. Arpt. RB, Ser. 928, 2.77%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by AMBAC)	4,000,000	4,000,000
Philadelphia, PA Arpt. MSTR, 2.78%, VRDN, (SPA: Societe Generale & Insd. by FGIC)	3,400,000	3,400,000
Philadelphia, PA Arpt. RB, Ser. B, 2.70%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by AMBAC)	9,000,000	9,000,000

		76,375,000

EDUCATION 5.4%
ABN AMRO Munitops Cert. Trust RB, Ser. 2004-10, 2.74%, VRDN, (Insd. by FSA)	1,000,000	1,000,000
Adams Cnty., CO MTC, Sch. Dist. 12, Ser. 9008, 2.75%, VRDN, (Liq.: Bear Stearns Cos. & Insd. by MBIA)	10,010,000	10,010,000
Alamo Heights, TX Independent Sch. Dist. GO, Ser. 980, 2.74%, VRDN, (Liq.: JPMorgan Chase & Co.)	9,100,000	9,100,000
Arlington, TX Independent Sch. Dist. RB, Ser. 347, 2.75%, VRDN, (Liq.: Morgan Stanley)	2,245,000	2,245,000
Carrollton, GA Payroll Dev. Auth. RB, Oak Mountain Academy, 2.96%, VRDN, (Gtd. by Columbus B&T Co.)	1,930,000	1,930,000
Clark Cnty., NV MTC, Sch. Dist. Bldg., Ser. D, 2.76%, VRDN, (Insd. by MBIA)	5,910,000	5,910,000
Colorado Edl. and Cultural Facs. Auth. RB, Vail Mountain Sch. Proj., 2.77%, VRDN, (LOC: KeyCorp)	4,000,000	4,000,000
Crown Point, IN Cmnty. Sch. Corp. TAN, 3.25%, 12/30/2005	8,000,000	8,008,874
De Soto, TX Independent Sch. Dist. GO, PFOTER, 2.78%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	855,000	855,000
Franklin Cnty., TN Hlth. & Ed. Facs. Board RB, St. Andrews Sewanee Sch. Proj., 2.75%, VRDN, (LOC: AmSouth Bancorp)	1,685,000	1,685,000
Greater Clark Cnty., IN Sch. GO, 3.00%, 12/30/2005	9,000,000	9,004,280
Lancaster, PA IDA RB, Student Lodging, Ser. A, 2.85%, VRDN, (LOC: Fulton Financial Corp.)	3,825,000	3,825,000
Louisiana Local Govt. Env. Facs. & CDA RB, Univ. of Louisiana at Monroe Facs., Ser. C, 2.72%, VRDN, (LOC: Regions Bank)	10,000,000	10,000,000
Lowndes Cnty., GA Dev. Auth. RB, Valwood Sch. Proj., 2.88%, VRDN, (LOC: Columbus B&T Co.)	7,145,000	7,145,000
[1]

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Nebraska Elementary & Secondary Sch. Fin. Auth. Edl. Facs. RB, Lutheran Sch. Proj., 2.70%, VRDN, (LOC: Fifth Third Bancorp)	$5,160,000	$5,160,000
Oak Ridge, TN IDRB, Oak Ridge Univ. Proj., 2.73%, VRDN, (SPA: Allied Irish Banks plc)	3,800,000	3,800,000
Oklahoma City, OK IDA RB, Oklahoma Christian College, 2.87%, VRDN, (LOC: Bank of America Corp.)	7,700,000	7,700,000
Private Colleges and Univ. Auth., Georgia RB, Mercer Univ. Proj., 2.79%, VRDN, (LOC: Branch Banking & Trust)	11,795,000	11,795,000
St. Joseph Cnty., IN Edl. Facs. RB, Holy Cross College Proj., 2.77%, VRDN, (LOC: KeyCorp)	6,635,000	6,635,000
Summit Cnty., OH RB, Western Academy Reserve, 2.72%, VRDN, (LOC: KeyCorp)	5,875,000	5,875,000
Valparaiso, IN Cmnty. Sch. TAN, Gen. Fund Proj., 3.25%, 12/31/2005	7,588,500	7,592,574
Washington Hsg. Fin. Commission RB, Gonzaga Preparatory Sch., 2.75%, VRDN, (LOC: Bank of America Corp.)	2,400,000	2,400,000
Will Cnty., IL Cmnty. Sch. Dist. GO, PFOTER, 2.78%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	455,000	455,000

		126,130,728

GENERAL OBLIGATION – LOCAL 7.1%
ABN AMRO Munitops Cert. Trust GO, 2.76%, VRDN, (SPA: ABN AMRO Bank & Insd. by MBIA)	9,495,000	9,495,000
Chattanooga, TN GO, ROC, 2.74%, VRDN, (Liq.: Citigroup, Inc. & Insd. by MBIA)	4,905,000	4,905,000
Chicago, IL GO, Ser. 1030, 2.74%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by FSA)	5,250,000	5,250,000
Clipper Tax-Exempt Trust COP, 2.76%, VRDN, (SPA: State Street Corp.)	10,100,000	10,100,000
Cook Cnty., IL GO, Ser. 559, 2.74%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,000,000	2,000,000
District of Columbia GO, Ser. C, 2.70%, VRDN, (Insd. by FGIC)	9,445,000	9,445,000
Harrison Cnty., MS GO, Bond Program, 2.91%, VRDN, (Insd. by AMBAC)	38,000,000	38,000,000
Honolulu, HI City & Cnty. GO, PFOTER, 2.85%, VRDN, (SPA: Merrill Lynch & Co., Inc. & Insd. by MBIA)	4,995,000	4,995,000
Madison & Macoupin Cnty., IL GO, Cmnty. College Dist. No. 536, Ser. 1026, 2.74%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by FSA)	5,350,000	5,350,000
Metropolitan Govt. Nashville & Davidson Cnty., TN GO, ROC, 2.74%, VRDN, (Insd. by MBIA)	3,995,000	3,995,000
New York, NY GO, 2.77%, VRDN, (Liq.: Citigroup, Inc.)	70,000,000	70,000,000
Philadelphia, PA Sch. Dist. GO, Floating Rate Trust Cert., Ser. 345, 2.75%, VRDN, (Liq.: Morgan Stanley)	2,400,000	2,400,000

		165,935,000

GENERAL OBLIGATION – STATE 2.7%
California GO, MSTR, 2.70%, VRDN, (SPA: JPMorgan Chase & Co. & Insd. by MBIA)	900,000	900,000
Connecticut GO, PFOTER, 2.71%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,600,000	1,600,000
Florida Board of Ed. GO, Ser. 137, 2.74%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,295,000	5,295,000
Florida Dept. of Trans. GO, ROC, 2.74%, VRDN, (Liq.: Citigroup, Inc.)	3,965,000	3,965,000
Texas GO TRAN, 4.50%, 08/31/2006	25,000,000	25,302,167
Texas GO, Ser. 1016, 2.74%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,325,000	3,325,000
Washington State GO:
Eagle Class A, 2.74%, VRDN, (Liq.: Citigroup, Inc. & Insd. by AMBAC)	20,000,000	20,000,000
ROC, 2.74%, VRDN, (Liq.: Citigroup, Inc. & Insd. by AMBAC)	2,270,000	2,270,000

		62,657,167

HOSPITAL 7.7%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, PFOTER, 3.10%, 09/28/2006, (SPA: Landesbank Hessen-Thüringen Girozentrale)	8,965,000	8,965,000
Amarillo, TX Hlth. Facs. Corp. RB, Panhandle Pooled Hlth. Care, 2.80%, VRDN, (SPA: BNP Paribas SA)	8,600,000	8,600,000
Birmingham, AL Spl. Care Facs. Fin. Auth. RB:
Eye Foundation Hosp., Ser. A, 2.70%, VRDN, (LOC: Columbus B&T Co.)	17,835,000	17,835,000
Methodist Home for the Aging, 4.20%, VRDN, (LOC: Colonial BancGroup, Inc.)	6,000,000	6,000,000
Clackamas Cnty., OR Hlth. Facs. Auth. RB, Ser. 689, 2.75%, VRDN, (Insd. by MBIA)	4,063,000	4,063,000
Columbus, GA Hosp. Auth. RB, St. Francis Hosp., 2.92%, VRDN, (Gtd. by Columbus B&T Co.)	9,145,000	9,145,000
Eustis, FL Hlth. Facs. Auth. RB, Waterman Med. Ctr. Proj., 2.84%, VRDN, (LOC: SunTrust Banks, Inc.)	1,157,000	1,157,000
[2]

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Highlands Cnty., FL Hlth. Facs. Auth. RRB, Adventist Hlth. Sys. Proj., Ser. B, 2.72%, VRDN, (LOC: SunTrust Banks, Inc.)	$2,100,000	$2,100,000
Indianapolis, IN Hlth. Facs. Fin. Auth. RB, Ascension Hlth. Credit Group, Ser. A, 2.50%, 03/01/2006, (Gtd. by Ascension Hlth. Credit Group)	10,000,000	9,990,499
Kentucky EDA Hosp. RB, St. Luke’s Hosp., PFOTER, 2.79%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	520,000	520,000
Lawrence Cnty., PA IDA RB, Villa Maria Proj., Ser. A, 2.72%, VRDN, (SPA: Allied Irish Banks plc)	5,361,000	5,361,000
Lima, OH Hosp. RB, Lima Memorial Hosp. Proj., 2.77%, VRDN, (LOC: Bank One)	1,310,000	1,310,000
Louisiana Pub. Facs. Auth. RB:
Blood Ctr. Proj., 2.74%, VRDN, (LOC: Union Planters Bank)	3,775,000	3,775,000
Cenikor Foundation Proj., 2.77%, VRDN, (LOC: Union Planters Bank)	3,070,000	3,070,000
Lowndes Cnty., GA Residential Care Facs. for the Elderly RB, South Georgia Hlth. Alliance Proj., 2.70%, VRDN, (LOC: Bank of America Corp.)	1,211,000	1,211,000
Miami-Dade Cnty., FL HFA RB, Ward Towers Assisted Living, 2.75%, VRDN, (LOC: Bank of America Corp.)	1,600,000	1,600,000
Michigan Hosp. Fin. Auth. RB, Holland Cmnty. Hosp., Ser. B, 2.71%, VRDN, (LOC: Bank One)	5,000,000	5,000,000
Mobile, AL Second Med. Clinic RB, Bridge, Inc. Proj., 2.90%, VRDN, (LOC: Regions Bank)	1,265,000	1,265,000
Montgomery Cnty., OH Hlth. Care RB, Windows Home Proj., 2.77%, VRDN, (LOC: KeyCorp)	3,345,000	3,345,000
New Hampshire Higher Ed. & Hlth. Facs. RB, Ser. 2003-866, 2.74%, VRDN, (Liq.: Morgan Stanley)	10,800,000	10,800,000
Rhode Island Hlth. & Ed. Bldg. Corp. MTC, Lifespan Proj.:
Ser. 1999-69A, Class A, 2.90%, VRDN, (Liq.: Bear Stearns Cos.)	29,240,000	29,240,000
Ser. 1999-69B, Class B, 2.90%, VRDN, (Liq.: Bear Stearns Cos.)	29,225,000	29,225,000
Salt Lake City, UT Hosp. MTC, Ser. 1999-69B, 2.90%, VRDN, (Liq.: Bear Stearns Cos.)	2,870,000	2,870,000
South Central, PA Gen. Auth. RB, York Cnty. Cerebral Palsy Proj., 2.85%, VRDN, (LOC: Fulton Financial Corp.)	1,645,000	1,645,000
Steuben Cnty., NY IDA RB:
Civic Facs. Corning Hosp. Ctr. Proj., 2.75%, VRDN, (LOC: M&T Bank Corp.)	1,610,000	1,610,000
Civic Facs. Guthrie Corning Dev. Proj., 2.75%, VRDN, (LOC: M&T Bank Corp.)	2,645,000	2,645,000
University of Oklahoma Hosp. Trust RB, Ser. A, 2.70%, VRDN, (LOC: Bank of America Corp.)	8,115,000	8,115,000

		180,462,499

HOUSING 28.4%
ABN AMRO Munitops Cert. Trust RB, Ser. 2002-1, 2.87%, VRDN, (LOC: LaSalle Bank)	3,865,000	3,865,000
Alaska Hsg. Fin. Corp. RB, Ser. 1020, 2.74%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,785,000	5,785,000
Arlington Heights, IL MHRB, Dunton Tower Apts. Proj., 2.75%, VRDN, (LOC: Marshall & Ilsley Corp.)	9,870,000	9,870,000
Atlanta, GA Urban Residential Fin. Auth. RB, Buckhead Crossing, 2.80%, VRDN, (LOC: Columbus B&T Co.)	16,000,000	16,000,000
Brevard Cnty., FL HFA MHRB, PFOTER, 3.10%, VRDN, (Insd. by FHLMC)	8,000,000	8,000,000
California HFA RB, Ser. U, 2.58%, VRDN, (Gtd. by Dexia SA)	3,400,000	3,400,000
California Statewide CDA MHRB, 2.81%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	8,535,000	8,535,000
Chattanooga, TN Hlth., Edl. & Hsg. Facs. RB, Alexian Court Proj., 3.00%, VRDN, (LOC: First Tennessee Bank)	1,400,000	1,400,000
Chicago, IL Hsg. Auth. Capital RB, PFOTER, Ser. 576, 2.75%, VRDN, (Liq.: Morgan Stanley)	4,500,000	4,500,000
Class B Revenue Bond Cert. Trust, Ser. 2001-2, 3.40%, VRDN, (Liq.: American Intl Group, Inc.)	16,300,000	16,300,000
Clipper Tax-Exempt Cert. Trust COP:
Ser. 1999-2, 2.90%, VRDN, (SPA: State Street Corp.)	6,386,884	6,386,884
Ser. 1999-3, 2.90%, VRDN, (Liq.: State Street Corp. & Insd. by GNMA)	15,033,000	15,033,000
Ser. 1999-9, 2.82%, VRDN, (LOC: State Street Corp.)	5,470,000	5,470,000
Ser. 2000-1, 2.82%, VRDN, (SPA: State Street Corp.)	40,000	40,000
Ser. 2002-9, 2.90%, VRDN, (Liq.: State Street Corp. & Insd. by FNMA)	27,499,000	27,499,000
Ser. 2004-10, 2.90%, VRDN, (Liq.: State Street Corp. & Insd. by GNMA & FNMA)	9,028,000	9,028,000
Ser. 2005-14, 2.90%, VRDN, (SPA: State Street Corp. & Insd. by GNMA)	4,796,000	4,796,000
Ser. 2005-25, 2.74%, VRDN, (LOC: State Street Corp. & Insd. by AMBAC)	39,270,000	39,270,000
Collin Cnty., TX Hsg. Fin. Corp. RB, Hsg. Huntington Apts. Proj., 2.80%, VRDN, (Insd. by FHLMC)	6,155,000	6,155,000
Columbus, GA MHRB, Quail Ridge Proj., 2.79%, VRDN, (LOC: Columbus B&T Co.)	4,450,000	4,450,000
[3]

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
De Kalb Cnty., GA Hsg. Auth. MHRB:
2.83%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	$18,000,000	$18,000,000
Post Walk Proj., 2.65%, VRDN, (Liq.: FNMA)	4,800,000	4,800,000
Denton Cnty., TX Hsg. Fin. Corp. RB, 2.83%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	12,195,000	12,195,000
Denver, CO City & Cnty. MHRRB, Regency Park Proj., Ser. B, 2.72%, VRDN, (LOC: Commerzbank AG)	8,300,000	8,300,000
District of Columbia HFA COP, Tyler House Trust, Ser. 1995-A, 2.84%, VRDN, (SPA: Landesbank Hessen-Thüringen Girozentrale)	7,200,000	7,200,000
District of Columbia HFA MHRB, Fort Lincoln Garden Proj., Ser. A, 2.85%, VRDN, (LOC: Crestar Bank)	2,870,000	2,870,000
Escambia Cnty., FL Hsg. Fin. Agcy. RB, Macon Trust 2002, Ser. B, 2.95%, VRDN, (LOC: Bank of America Corp. & Insd. by GNMA)	5,075,000	5,075,000
FHLMC MHRB, Ser. M001, Class A, 2.80%, VRDN, (Insd. by FHLMC)	11,855,170	11,855,170
Greystone Tax-Exempt COP, Cert. of Beneficial Ownership, Ser. 2002-1, 2.95%, VRDN, (LOC: Bank of America Corp.)	6,000,000	6,000,000
Hamilton Cnty., OH MHRB:
Forest Ridge Apt. Proj., 3.15%, VRDN, (Liq.: American Intl. Group, Inc.)	10,990,000	10,990,000
Pleasant Run Apt. Proj., 3.15%, VRDN, (Liq.: American Intl. Group, Inc.)	4,335,000	4,335,000
Indianapolis, IN MHRB, Canal Square Proj., Ser. A, 2.75%, VRDN, (Insd. by FHLMC)	11,905,000	11,905,000
Kansas Dev. Fin. Auth. MHRB, Trails Garden City Proj., 3.25%, VRDN, (Liq.: American Intl. Group, Inc.)	8,179,000	8,179,000
King Cnty., WA Hsg. Auth. RB, Auburn Courts Apts. Proj., 2.76%, VRDN, (LOC: U.S. Bancorp)	8,075,000	8,075,000
Macon Trust Pooled Cert.:
Ser. 1997, 2.90%, VRDN, (LOC: Bank of America Corp. & Insd. by FSA)	3,840,000	3,840,000
Ser. 1998A, 2.85%, VRDN, (LOC: Bank of America Corp. & Insd. by AMBAC)	2,536,000	2,536,000
Macon-Bibb Cnty., GA Urban Dev. Auth. RRB, Hotel Investors Proj., 2.70%, VRDN, (LOC: SunTrust Banks, Inc.)	278,000	278,000
Massachusetts Dev. Fin. Agcy. RB:
Georgetown Vlg. Apts., Ser. A, 2.77%, VRDN, (Liq.: FNMA)	3,800,000	3,800,000
PFOTER, 2.81%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	10,000,000	10,000,000
Metropolitan Govt. Nashville & Davidson Cnty., TN Hsg. Facs. MHRB, Meadow Creek Apts. Proj., 3.00%, VRDN, (LOC: First Tennessee Bank)	5,000,000	5,000,000
Metropolitan Govt. Nashville & Davidson Cnty., TN RRB, Hickory Trace Apts. Proj., 2.80%, VRDN, (Liq.: FHLMC)	4,750,000	4,750,000
Michigan State HDA, Bloomfield River Apts. Proj., 2.62%, 11/07/2005	4,000,000	4,000,000
Minneapolis, MN MHRB, Stone Arch Apts., 2.75%, VRDN, (Insd. by FHLB)	3,600,000	3,600,000
Montgomery Cnty., MD Hsg. Opportunities MHRB, 2.83%, VRDN, (SPA: Danske Bank)	23,995,000	23,995,000
MuniMae Trust COP, Ser. 2002-1M, 2.75%, VRDN, (SPA: Bayerische Landesbanken & Insd. by MBIA)	11,590,000	11,590,000
Nebraska Investment Fin. Auth. MHRB:
Apple Creek Associates Proj., 2.62%, VRDN, (LOC: Northern Trust Corp.)	4,310,000	4,310,000
Housing Amberwood Apts. Proj., 2.80%, VRDN, (LOC: Bank of America Corp.)	3,500,000	3,500,000
Bridgeport Apts. Proj., 3.15%, VRDN, (Liq.: American Intl. Group, Inc.)	8,615,000	8,615,000
New Mexico Fin. Auth. SFHRB, 3.70%, VRDN, (Insd. by Trinity Plus Funding Co.)	4,644,140	4,644,140
New Mexico Hsg. Auth. RB, Lease Purchase Program, 2.75%, VRDN, (SPA: Societe Generale & Insd. by FHLMC)	9,000,000	9,000,000
New Orleans, LA Fin. Auth. SFHRB:
Ser. 1137, 2.85%, VRDN, (Liq.: Morgan Stanley)	22,785,000	22,785,000
Ser. 1185, 2.83%, VRDN, (Liq.: Morgan Stanley & Insd. by XL Capital, Ltd.)	7,000,000	7,000,000
New York, NY Dorm. Auth. RB, PFOTER, 2.85%, VRDN, (SPA: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	6,140,000	6,140,000
Ogden City, UT Hsg. Auth. MHRB, Madison Manor Browning Apts. Proj., 2.77%, VRDN, (LOC: KeyCorp)	1,260,000	1,260,000
Olathe, KS MHRB, Jefferson Place Apts. Proj., Ser. B, 3.03%, VRDN, (Insd. by FHLMC)	2,485,000	2,485,000
[4]

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
PFOTER:
Class A, 2.80%, VRDN, (Insd. by FHLMC)	$17,315,000	$17,315,000
Class B:
2.40%, 02/02/2006, (Insd. by FHLMC)	11,540,000	11,540,000
2.85%, 07/06/2006, (LOC: Lloyds TSB Bank plc)	51,095,000	51,095,000
Class C, 2.65%, 03/09/2006, (Liq.: Merrill Lynch & Co., Inc.)	3,635,000	3,635,000
Class D:
2.80%, VRDN, (Insd. by FHLMC)	20,185,000	20,185,000
3.10%, 09/28/2006, (Liq.: Merrill Lynch & Co., Inc.)	22,590,000	22,590,000
Class F, 2.80%, VRDN, (Insd. by FHLMC)	24,030,000	24,030,000
Class G, 2.65%, 03/09/2006, (Liq.: Merrill Lynch & Co., Inc.)	21,845,000	21,845,000
Class I, 2.65%, 03/09/2006, (Liq.: Merrill Lynch & Co., Inc.)	685,000	685,000
Pinellas Cnty., FL HFA PFOTER, 2.79%, VRDN, (SPA: Landesbank Hessen-Thüringen Girozentrale)	1,890,000	1,890,000
Roaring Fork Muni. Products, LLC RB, Ser. 2001-14, Class A, 2.85%, VRDN, (LOC: Bank of New York Co.)	7,620,000	7,620,000
Texas Dept. of Hsg. & Cmnty. Affairs MHRB, PFOTER, 2.83%, VRDN, (SPA: Merrill Lynch & Co.,Inc.)	5,490,000	5,490,000
Washington MHRB:
Eaglepointe Apts., Ser. A, 3.15%, VRDN, (Liq.: American Intl. Group, Inc.)	4,840,000	4,840,000
Winterhill Apts., Ser. A, 3.15%, VRDN, (Liq.: American Intl. Group, Inc.)	6,525,000	6,525,000
Waukesha, WI HFA RB, Park Place Apts. Proj., 2.80%, VRDN, (LOC: Marshall & Isley Bank)	5,850,000	5,850,000

		663,825,194

INDUSTRIAL DEVELOPMENT REVENUE 13.1%
Alabama IDA RB, Automation Technology Inds., 3.18%, VRDN, (LOC: Columbus B&T Co.)	2,290,000	2,290,000
Alachua Cnty, FL IDRB, Florida Rock Proj., 2.75%, VRDN, (LOC: Bank of America Corp.)	3,000,000	3,000,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, 2.72%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,883,000	1,883,000
Allendale Cnty., SC IDRB, King Seeley Thermos Proj., 2.75%, VRDN, (SPA: Royal Bank of Scotland)	9,250,000	9,250,000
Belgium, WI IDRB, Trimen Inds. Proj., 2.95%, VRDN, (LOC: Associated Banc-Corp.)	1,205,000	1,205,000
Boone Cnty., KY Indl. Bldg. RB, Lyons Magnus East Proj., Ser. A, 2.77%, VRDN, (LOC: Bank of America Corp.)	1,500,000	1,500,000
Botetourt Cnty., VA IDRB, Altec Inds. Proj., 2.85%, VRDN, (LOC: AmSouth Bancorp)	2,700,000	2,700,000
Bristol, TN IDRB, Robinette Co. Proj., 2.97%, VRDN, (LOC: AmSouth Bancorp)	400,000	400,000
Butler, WI IDRB, Western States Envelope Co. Proj., 2.77%, VRDN, (LOC: Marshall & Ilsley Corp.)	1,585,000	1,585,000
California EDA RB, Killion Inds. Proj., 3.00%, VRDN, (LOC: Union Bank of California)	2,820,000	2,820,000
Chesterfield Cnty., VA IDA RB, Allied Signal, Inc., 3.00%, VRDN, (Gtd. by Honeywell International, Inc.)	3,000,000	3,000,000
Clayton Cnty., GA IDA RB, Anasteel Supply Co. Proj., 2.82%, VRDN, (LOC: Branch Banking & Trust)	3,000,000	3,000,000
Cobb Cnty., GA IDRB, Standex Intl. Corp. Proj., 2.77%, VRDN, (LOC: Bank of America Corp.)	3,300,000	3,300,000
Colorado EDRB, Super Vacuum Manufacturing Co. Proj., Class A, 2.91%, VRDN, (LOC: Wells Fargo & Co.)	1,925,000	1,925,000
Colorado HFA IDRB, Worldwest, LLP Proj., 2.85%, VRDN, (LOC: Firstar Bank)	2,500,000	2,500,000
Cumberland Cnty., TN IDRB, Delbar Products, Inc. Proj., 2.84%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	3,675,000	3,675,000
Dallas, TX Indl. Dev. Corp. RB, Crane Plumbing Proj., 2.70%, VRDN, (LOC: LaSalle Bank)	4,150,000	4,150,000
Demopolis, AL IDRB, Delaware Mesa Farms Proj., 2.80%, VRDN, (LOC: Wells Fargo & Co.)	5,600,000	5,600,000
Devils Lake, ND IDRB, Noodles by Leonardo, 3.05%, VRDN, (LOC: U.S. Bancorp)	7,000,000	7,000,000
Dodge City, KS IDRB, Farmland Natl. Beef Proj., 2.94%, VRDN, (LOC: U.S. Bancorp)	1,000,000	1,000,000
Dooly Cnty., GA IDA RB, Flint River Svcs. Proj., 3.08%, VRDN, (LOC: Columbus B&T Co.)	8,270,000	8,270,000
Douglas Cnty., NE IDRB, James Skinner Co. Proj., 2.90%, VRDN, (LOC: U.S. Bancorp)	2,255,000	2,255,000
Elkhart Cnty., IN EDRB:
Adorn, Inc. Proj., 2.85%, VRDN, (LOC: Harris Trust & Savings Bank)	2,195,000	2,195,000
Four Season Hsg., Inc. Proj., 2.81%, VRDN, (LOC: KeyCorp)	2,000,000	2,000,000
Eutaw, AL IDRB, South Fresh Aquaculture Proj., 3.22%, VRDN, (LOC: AmSouth Bancorp)	4,770,000	4,770,000
[5]

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Franklin Cnty., IN EDRB, J&J Packaging Co. Proj., 2.84%, VRDN, (LOC: Fifth Third Bancorp)	$1,230,000	$1,230,000
Greenwood, IN EDA RB, Hutchinson Hayes Proj., 2.86%, VRDN, (LOC: National City Corp.)	1,200,000	1,200,000
Gwinnett Cnty., GA IDRB, Price Co., Inc. Proj., 2.82%, VRDN, (LOC: Bank of America Corp.)	1,200,000	1,200,000
Hackleberg, AL IDRB, River Birch Homes Proj., 3.00%, VRDN, (LOC: AmSouth Bancorp)	820,000	820,000
Haleyville, AL IDRB:
Briar-Garrett, LLC Proj., 2.95%, VRDN, (LOC: First Comml. Bank)	1,450,000	1,450,000
Charming Castle, LLC Proj., 3.00%, VRDN, (SPA: Canadian Imperial Bank)	538,000	538,000
Door Components, LLC Proj., 3.00%, VRDN, (SPA: Canadian Imperial Bank)	1,845,000	1,845,000
Hamilton, AL IDRB, Quality Hsg. Proj., 3.10%, VRDN, (SPA: Canadian Imperial Bank)	910,000	910,000
Hillsboro, TX Indl. Dev. Corp. IDRB, Lamraft, LP Proj., 3.08%, VRDN, (LOC: First Comml. Bank)	1,129,000	1,129,000
Howard Cnty., MD EDRB, Concrete Pipe & Products Proj., 2.85%, VRDN, (LOC: Crestar Bank)	1,260,000	1,260,000
Hull, WI IDRB, Welcome Dairy, Inc. Proj., 2.95%, VRDN, (LOC: Associated Banc-Corp.)	1,720,000	1,720,000
Huntsville, AL IDRB:
Brown Precision, Inc. Proj., 2.80%, VRDN, (LOC: First Comml. Bank)	2,945,000	2,945,000
Wright-K Technology, Inc. Proj., 2.91%, VRDN, (LOC: National City Corp.)	1,500,000	1,500,000
Illinois Dev. Fin. Auth. PCRB, 2.68%, VRDN, (LOC: Rabobank Neder)	6,300,000	6,300,000
Indiana Dev. Fin. Auth. IDRB, Goodwill Inds. Central Proj., 2.77%, VRDN, (LOC: Bank One)	1,770,000	1,770,000
Iowa Fin. Auth. IDRB, Interwest Proj., 3.14%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	4,010,000	4,010,000
Jackson, TN IDRB, General Cable Corp. Proj., 2.79%, VRDN, (LOC: JPMorgan Chase & Co.)	9,000,000	9,000,000
Jasper Cnty., MO IDA RB, Leggett & Platt, Inc., 2.85%, VRDN, (LOC: JPMorgan Chase & Co.)	2,300,000	2,300,000
Juab Cnty., UT IDRB, Intermountain Farmers Assn. Proj., 3.14%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	2,300,000	2,300,000
Kansas City, MO Land Clearance RB, Landmark Bank Proj., 2.90%, VRDN, (LOC: U.S. Bancorp)	840,000	840,000
Lancaster Cnty., NV IDRB, Lincoln Machine, Inc. Proj., 2.90%, VRDN, (LOC: U.S. Bancorp)	1,340,000	1,340,000
Loudoun Cnty., VA IDA RB, Electronic Instrumentation, 2.75%, VRDN, (LOC: Bank of America Corp.)	1,715,000	1,715,000
Lucas Cnty., OH IDRB, High Tech Properties, Inc. Proj., 2.81%, VRDN, (LOC: National City Corp.)	2,820,000	2,820,000
Manitowoc Cnty., WI RB, Lake Michigan Private Inds. Proj., 2.85%, VRDN, (LOC: U.S. Bancorp)	2,660,000	2,660,000
Mankato, MN IDRB, Katolight Proj., 2.90%, VRDN, (LOC: U.S. Bancorp)	2,150,000	2,150,000
Maricopa Cnty., AZ IDA RB, Young Elec. Sign Co. Proj., 2.84%, VRDN, (LOC: KeyCorp)	2,885,000	2,885,000
Massachusetts IFA IDRB:
890 Cmnwlth. Avenue Proj., 2.85%, VRDN, (LOC: Citizens Banking Corp.)	800,000	800,000
Portland Causeway Proj., 2.85%, VRDN, (LOC: Sovereign Bancorp, Inc.)	2,000,000	2,000,000
Portland Causeway Realty Trust Co., Ser. 1988, 2.85%, VRDN, (LOC: Citibank)	700,000	700,000
Miami-Dade Cnty., FL IDA RB:
Cigarette Racing Team Proj., 2.75%, VRDN, (LOC: Bank of America Corp.)	2,700,000	2,700,000
Tarmac America Proj., 2.75%, VRDN, (LOC: Bank of America Corp.)	3,000,000	3,000,000
Michigan Jobs Dev. Auth. PCRB, Mazda Motor Manufacturing USA Corp., 5.28%, VRDN, (SPA: Sumitomo Bank, Ltd.)	6,000,000	6,000,000
Michigan Strategic Fund, Ltd. Obl. RB, Quantum Composites, Inc. Proj., 2.90%, VRDN, (LOC: Heller Financial, Inc.)	4,560,000	4,560,000
Minnesota Agriculture & EDRB, Como Partnership Proj., Ser. 1996, 2.90%, VRDN, (LOC: Firstbank Corp.)	1,560,000	1,560,000
Missouri Dev. Fin. Board IDRB, Cook Composite Co. Proj., Ser. 1994, 3.05%, VRDN, (SPA: Societe Generale)	2,010,000	2,010,000
Mobile Cnty., AL IDRB, FGDI, LLC Proj., 3.14%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	4,400,000	4,400,000
Montgomery Cnty., OH Port Auth. Facs. RB, Sherman Dixie Proj., 2.92%, VRDN, (LOC: Amsouth Bank)	3,500,000	3,500,000
Moorhead, MN Solid Waste Disposal RB, American Crystal Sugar, 3.04%, VRDN, (LOC: Wells Fargo & Co.)	5,500,000	5,500,000
New Hampshire Business Fin. Auth. EDRB, 41 Northwestern, LLC Proj., 2.90%, VRDN, (LOC: Bank of America Corp.)	2,100,000	2,100,000
New Lisbon, WI IDRB, Leer, LP Proj., 2.90%, VRDN, (LOC: U.S. Bancorp)	2,425,000	2,425,000
Newton, WI IDRB, Stecker Machine Co., Inc. Proj., 2.80%, VRDN, (LOC: U.S. Bancorp)	2,700,000	2,700,000
Oklahoma Dev. Fin. Auth. RB, Indl. Dev. Tracker Marine Proj., 2.75%, VRDN, (LOC: Bank of America Corp.)	2,250,000	2,250,000
[6]

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Olathe, KS IDRB, Insulite Proj., 2.90%, VRDN, (LOC: U.S. Bancorp)	$1,975,000	$1,975,000
Onslow Cnty., NC Indl. Facs. PCRB, Mine Safety Appliances Co., 2.72%, VRDN, (LOC: JPMorgan Chase & Co.)	4,000,000	4,000,000
Oregon EDRB, Beef Northwest Feeders, Inc., 2.94%, VRDN, (LOC: Bank of America Corp.)	1,715,000	1,715,000
Osceola Vlg., WI IDRB, Johnson Family, LP, 2.80%, VRDN, (LOC: U.S. Bancorp)	2,240,000	2,240,000
Philadelphia, PA IDRB, Allied Corp. Proj., FRN, 2.00%, 11/01/2005, (Gtd. by Honeywell International, Inc.)	490,000	490,000
Pilchuck, WA Dev. Pub. Corp. IDRB, Romac Inds., Inc., Ser. 1995, 2.95%, VRDN, (LOC: Bank of California)	2,600,000	2,600,000
Pinal Cnty., AZ IDA RB, Feenstra Investments Dairy Proj., 2.94%, VRDN, (LOC: KeyCorp)	1,250,000	1,250,000
Plymouth, WI IDRB, Wisconsin Plastics Products, 2.95%, VRDN, (LOC: Associated Banc-Corp.)	1,300,000	1,300,000
Portland, OR EDA RB, Broadway Proj., 2.72%, VRDN, (LOC: KeyCorp & Insd. by AMBAC)	4,500,000	4,500,000
Rockwall, TX Indl. Dev. Corp. IDRB, Columbia Extrusion Corp., 2.90%, VRDN, (LOC: U.S. Bancorp)	1,700,000	1,700,000
Savannah, GA EDRB, Georgia Kaolin, Inc., 2.75%, VRDN, (LOC: Bank of America Corp.)	2,250,000	2,250,000
Sheboygan, WI IDRB, Alaark Manufacturing Corp. Proj., 2.95%, VRDN, (LOC: Associated Banc-Corp.)	1,935,000	1,935,000
Skokie, IL EDRB, Skokie Fashion Square Proj., 3.16%, VRDN, (LOC: LaSalle Bank)	1,850,000	1,850,000
South Carolina Jobs EDA RB:
Ortec, Inc. Proj., Ser. B, 2.80%, VRDN, (LOC: Bank of America Corp.)	2,500,000	2,500,000
Compact Air Products, LLC, 2.84%, VRDN, (LOC: KeyCorp)	2,815,000	2,815,000
Roller Bearing Co. Proj., Ser. 1994-A, 2.90%, VRDN, (Liq.: Heller Financial, Inc.)	7,700,000	7,700,000
South Central, PA Gen. Auth. RB, 2.75%, VRDN, (SPA: RBC Centura Bank & Insd. by AMBAC)	7,000,000	7,000,000
South Dakota EDFA IDRB, Lomar Dev. Co. Proj., 2.90%, VRDN, (LOC: U.S. Bancorp)	2,100,000	2,100,000
Springfield, MO IDA RB, SLH Investments, LLC Proj., 2.97%, VRDN, (LOC: U.S. Bancorp)	1,445,000	1,445,000
St. Charles Cnty., MO IDRB, Kuenz Heating & Sheet Metal, 3.02%, VRDN, (LOC: U.S. Bancorp)	2,295,000	2,295,000
Summit Cnty., UT IDRB, Hornes’ Kimball Proj., Ser. 1985, 3.28%, VRDN, (LOC: U.S. Bancorp)	900,000	900,000
Sweetwater Cnty., WY Env. Impt. RB, Phosphates, Ltd. Co. Proj., 2.94%, VRDN, (SPA: Rabobank Neder)	21,500,000	21,500,000
Trumann, AR IDRB, Roach Manufacturing Corp. Proj., 2.95%, VRDN, (LOC: Regions Bank)	4,000,000	4,000,000
Tuscaloosa Cnty., AL IDRB, Nucor Corp. Proj., 2.78%, VRDN, (Gtd. by Nucor Corp.)	6,600,000	6,600,000
Twin Falls, ID IDRB, Longview Fibre Co. Proj., 2.75%, VRDN, (SPA: Sumitomo Bank, Ltd.)	4,500,000	4,500,000
Vanderburgh Cnty., IN EDRB, Pyrotek, Inc. Proj., 2.84%, VRDN, (LOC: KeyCorp)	2,555,000	2,555,000
Volusia Cnty., FL IDA RB, Ideal Spot Properties Proj., Ser. A, 2.75%, VRDN, (LOC: Bank of America Corp.)	2,700,000	2,700,000
Wabash, IN EDRB, Martin Yale Inds. Proj., 2.84%, VRDN, (LOC: Bank One)	2,700,000	2,700,000
Washington Fin. Auth. RB, Smith Brothers Farms, Inc., 2.94%, VRDN, (LOC: Bank of America Corp.)	3,300,000	3,300,000
Washtenaw Cnty., MI Econ. Dev. Corp. IDRB, David & Lisa Frame, LLC, 2.84%, VRDN, (LOC: KeyCorp)	1,425,000	1,425,000
West Virginia EDA IDRB, Coastal Lumber Products Proj.:
Ser. A, 2.95%, VRDN, (LOC: Crestar Bank)	1,945,000	1,945,000
Ser. B, 2.95%, VRDN, (LOC: Crestar Bank)	1,305,000	1,305,000
Wilson Cnty., TN IDRB, Knight Leasing Co. Proj., 2.97%, VRDN, (LOC: AmSouth Bancorp)	8,000,000	8,000,000
Yakima Cnty., WA Pub. Corp. RB, Macro Plastics, Inc. Proj., 3.00%, VRDN, (LOC: Bank of the West)	4,080,000	4,080,000

		304,485,000

LEASE 0.5%
ABN AMRO Chicago Corp. Leasetops Master Trust RB, Ser. 1997-1, 2.99%, VRDN, (LOC: LaSalle Bank)	2,384,406	2,384,406
Goat Hill Properties, Washington Lease RB ROC, 2.74%, VRDN, (Insd. by MBIA)	1,340,000	1,340,000
MBIA Capital Corp. Grantor Trust Lease RB, PFOTER, 2.80%, VRDN, (SPA: Landesbank Hessen-Thüringen Girozentrale)	3,745,000	3,745,000
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, 2.75%, VRDN, (Liq.: Morgan Stanley)	2,227,500	2,227,500
Pitney Bowes Credit Corp. Leasetops RB, Ser. 2002-1, 2.90%, VRDN, (Gtd. by Pitney Bowes Credit Corp. & Insd. by AMBAC)	2,887,367	2,887,367

		12,584,273

[7]

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MANUFACTURING 0.8%
Mount Jackson, VA IDA RB, Bowman Apple Products Proj., 2.75%, VRDN, (LOC: SunTrust Banks, Inc.)	$4,050,000	$4,050,000
Pinellas Cnty., FL IDA RB, Sure-Feed Engineering, Inc. Proj., 2.80%, VRDN, (LOC: Bank of America Corp.)	2,500,000	2,500,000
San Marcos, TX Indl. Dev. Corp. RB, Butler Manufacturing Co. Proj., 2.82%, VRDN, (LOC: Bank of America Corp.)	6,250,000	6,250,000
Sylacauga, AL IDRB, Harrells Fertilizer, Inc., 2.80%, VRDN, (LOC: Bank of America Corp.)	3,200,000	3,200,000
Wisconsin Hsg. and EDRRB, Zero Zone, Inc. Proj., 2.75%, VRDN, (LOC: U.S. Bancorp)	3,420,000	3,420,000

		19,420,000

MISCELLANEOUS REVENUE 10.6%
De Soto, TX IDA RRB, Solar Turbines Proj., 2.74%, VRDN	7,050,000	7,050,000
Las Vegas, NV EDRB, Andre Agassi Foundation Proj., 2.75%, VRDN, (LOC: Bank of New York)	15,205,000	15,205,000
Louisiana Local Govt. Env. Facs. CDA RB, Honeywell International, Inc. Proj., 2.90%, VRDN, (Gtd. by Honeywell International, Inc.)	4,000,000	4,000,000
Magnolia, AR IDRB, American Fuel Cell Proj., 3.05%, VRDN, (SPA: Commerce de France)	1,355,000	1,355,000
McIntosh, AL IDRRB, Ciba Specialty Chemicals Proj., Ser. D, 3.00%, VRDN, (LOC: Bank of New York Co.)	22,100,000	22,100,000
Metropolitan Govt. Nashville & Davidson Cnty., TN RB, Commerce Street Ventures, Ser. 2002-A, 2.90%, VRDN, (LOC: AmSouth Bancorp)	4,085,000	4,085,000
Municipal Securities Pool Trust Receipts, 2.85%, VRDN, (SPA: Societe Generale & Insd. by MBIA)	93,730,000	93,730,000
Oklahoma Dev. Fin. Auth. RB, Conoco Phillips Co. Proj., 2.42%, 12/01/2005, (Gtd. by Conoco Phillips Co.)	3,500,000	3,498,002
Peoria Cnty., IL Sewage Facs. RB, Caterpillar, Inc. Proj., 2.82%, VRDN	4,300,000	4,300,000
PFOTER, Ser. A, 2.85%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	1,590,000	1,590,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, Fina Oil & Chemical Co. Proj., 2.85%, VRDN, (Gtd. by Motiva Enterprises, LLC)	10,635,000	10,635,000
Port Corpus Christi, TX Solid Waste Disposal RB, Flint Hills Resources, Ser. A:
3.00%, VRDN, (Gtd. by Flint Resources)	9,000,000	9,000,000
3.10%, VRDN, (Gtd. by Flint Resources)	25,000,000	25,000,000
Stephans Cnty., GA IDRB, Caterpillar, Inc. Proj., 2.90%, VRDN	1,000,000	1,000,000
Traill Cnty., ND Solid Waste Disposal RB, American Crystal Sugar:
Ser. A, 2.94%, VRDN, (LOC: Wells Fargo & Co.)	16,000,000	16,000,000
Ser. B, 2.94%, VRDN, (LOC: Wells Fargo & Co.)	1,000,000	1,000,000
Ser. C, 2.94%, VRDN, (LOC: Wells Fargo & Co.)	1,000,000	1,000,000
Valdez, AK Marine Terminal RB, Conoco Phillips Co. Proj., 3.03%, VRDN	4,600,000	4,600,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, 2.91%, VRDN, (Gtd. by Dow Chemical Co.)	20,300,000	20,300,000
York Cnty., ME Fin. Auth. RB, Cmnty. Action Corp. Proj., 2.77%, VRDN, (LOC: KeyCorp)	2,385,000	2,385,000

		247,833,002

PORT AUTHORITY 0.6%
ABN AMRO Munitops Cert. Trust RB, 2.81%, VRDN, (Insd. by FSA)	7,325,000	7,325,000
Mississippi Dev. Bank Spl. Obl. RB, Harrison Cnty. Pub. Impt., 2.91%, VRDN, (LOC: AmSouth Bancorp & Insd. by AMBAC)	7,170,000	7,170,000

		14,495,000

PUBLIC FACILITIES 2.2%
Louisiana Pub. Facs. Auth. RB, Tiger Athletic Foundation Proj., 2.95%, VRDN, (LOC: Hibernia National Bank)	37,400,000	37,400,000
Memphis, TN City Fin. Corp. RB, Memphis Redbirds Foundation, 2.90%, VRDN, (LOC: First Tennessee Bank)	13,525,000	13,525,000
San Diego, CA Pub. Facs. Fin. Auth. Lease RB, PFOTER, 2.75%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	670,000	670,000

		51,595,000

[8]

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
RESOURCE RECOVERY 1.0%
Montana Board Resource Recovery RB, Colstrip Energy, LP Proj., 2.45%, VRDN, (LOC: Dexia SA)	$7,000,000	$7,000,000
Portage, IN EDRB, American Iron Oxide Co. Proj., Ser. B, 3.19%, VRDN, (LOC: Bank One)	11,000,000	11,000,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj., 3.19%, VRDN, (SPA: Bank of Tokyo-Mitsubishi, Ltd.)	5,000,000	5,000,000

		23,000,000

SPECIAL TAX 3.6%
ABN AMRO Munitops COP, Ser. 2002-24, 2.73%, VRDN, (LOC: ABN AMRO Bank)	21,300,000	21,300,000
California Econ. Recovery RB, Ser. C-8, 2.63%, VRDN, (LOC: Lloyds TSB Bank plc)	1,000,000	1,000,000
Carmel Clay, IN Sch. TAN, 3.25%, 12/30/2005, (LOC: Zions Bancorp)	7,700,000	7,711,560
Central Puget Sound, WA Regl. Transit Auth. RB, ROC, 2.74%, VRDN, (Insd. by AMBAC)	18,625,000	18,625,000
Chicago, IL GO, Lakefront Millenium, Ser. 322, 2.75%, VRDN, (Liq.: Morgan Stanley)	2,225,000	2,225,000
Chicago, IL Tax Increment RRB, Stockyards Indl. Comml. Redevelopment Proj.:
Ser. A, 2.77%, VRDN	9,170,000	9,170,000
Ser. B, 2.77%, VRDN	11,100,000	11,100,000
Montgomery, AL Impt. Dist. RB, Ser. A, 2.74%, VRDN, (LOC: Columbus B&T Co.)	10,465,000	10,465,000
Washington GO, Motor Vehicle Tax, Ser. 2002-B, 2.76%, VRDN, (LOC: Bank of New York Co. & Insd. by FSA)	2,760,000	2,760,000

		84,356,560

TOBACCO REVENUE 2.3%
Badger Tobacco Asset Security Corp. RB, PFOTER:
2.79%, VRDN, (LOC: Lloyds TSB Bank plc)	3,755,000	3,755,000
2.83%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,265,000	4,265,000
New Jersey Tobacco Settlement Fin. Corp. RB, PFOTER, 2.78%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	30,000,000	30,000,000
Tobacco Settlement Fin. Corp. of NY RB, PFOTER:
2.73%, VRDN, (SPA: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	12,855,000	12,855,000
2.85%, VRDN, (SPA: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	3,700,000	3,700,000

		54,575,000

TRANSPORTATION 1.9%
Central Puget Sound, WA Regl. Transit Auth. RB, PFOTER, Ser. 360, 2.75%, VRDN, (Liq.: Morgan Stanley & Insd. by FGIC)	910,000	910,000
E 470 Pub. Highway, Colorado Auth. RB, PFOTER, 2.78%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,425,000	5,425,000
New Mexico Finl. Auth. Trans. RB, Ser. 435, 2.74%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by MBIA)	5,445,000	5,445,000
New York Thruway Auth. Gen. RB, MSTR, 2.61%, VRDN, (SPA: Societe Generale)	31,500,000	31,500,000

		43,280,000

UTILITY 2.6%
Carlton, WI PCRB, Wisconsin Power & Light Co. Proj., 2.91%, VRDN, (Gtd. by Wisconsin Power & Light Co.)	5,600,000	5,600,000
Carroll Cnty., KY Solid Waste Disposal Facs. RB, Kentucky Util. Co. Proj., 2.89%, VRDN, (Gtd. by Kentucky Util. Co.)	8,700,000	8,700,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 2.93%, VRDN, (Gtd. by Delmarva Power & Light Co.)	2,050,000	2,050,000
Jacksonville, FL Elec. Auth. RB, Ser. 2000-F, 2.70%, VRDN, (SPA: Landesbank Hessen-Thüringen Girozentrale)	20,000,000	20,000,000
Reedy Creek, FL Impt. Dist. Util. RB, Ser. 986, 2.73%, VRDN, (Liq.: Morgan Stanley)	5,700,000	5,700,000
Richmond, VA IDA RB, Cogentrix of Richmond Proj., Ser. A, 2.80%, VRDN, (LOC: BNP Paribas SA)	5,000,000	5,000,000
Utah Intermountain Power Agcy. & Supply RB, Ser. E, 2.78%, VRDN, (SPA: Landesbank Hessen-Thüringen Girozentrale & Insd. by AMBAC)	14,100,000	14,100,000

		61,150,000

[9]

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 3.5%
ABN AMRO Munitops Cert. Trust RB, 2.76%, VRDN, (Insd. by FSA)	$9,995,000	$9,995,000
Colorado River, Texas Muni. Water Dist. RB, Republic Waste Svcs., Inc. Proj., 2.80%, VRDN, (LOC: Bank of America Corp.)	4,000,000	4,000,000
Florida Util. Auth. RB, Ser. 327, 2.75%, VRDN, (Liq.: Morgan Stanley)	10,000,000	10,000,000
Gulf Coast, TX Waste Disposal Auth. RB, Republic Waste Svcs., Inc. Proj., 2.80%, VRDN, (LOC: Bank of America Corp.)	3,500,000	3,500,000
Metropolitan Superior, Colorado Water Dist. 1 RB, 2.75%, VRDN, (SPA: BNP Paribas SA)	2,000,000	2,000,000
New York, NY Muni. Fin. Water & Sewer Sys. RB, 2.73%, VRDN, (SPA: MBIA & Merrill Lynch & Co., Inc.)	44,080,000	44,080,000
Niceville, FL Water & Sewer RB, Ser. B, 2.71%, VRDN, (LOC: Columbus B&T Co. & Insd. by AMBAC)	1,420,000	1,420,000
Olcese, CA Water Dist. COP, Rio Bravo Water Delivery Proj., Ser. A, 3.55%, 12/05/2005, (SPA: Sumitomo Mitsui Banking Corp.)	1,200,000	1,200,000
Raleigh, NC Comb Enterprise Sys. RB, ROC, 2.74%, VRDN, (LOC: Citibank)	4,995,000	4,995,000

		81,190,000

Total Municipal Obligations (cost $2,273,349,423)		2,273,349,423

Total Investments (cost $2,298,349,423) 98.4%		2,298,349,423
Other Assets and Liabilities 1.6%		36,513,057

Net Assets 100.0%		$2,334,862,480

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at October 31, 2005.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	IDRB	Industrial Development Revenue Bond
CDA	Community Development Authority	IDRRB	Industrial Development Refunding Revenue Bond
COP	Certificates of Participation	IFA	Industrial Finance Agency
EDA	Economic Development Authority	LOC	Letter of Credit
EDFA	Economic Development Finance Authority	MBIA	Municipal Bond Investors Assurance Corp.
EDRB	Economic Development Revenue Bond	MHRB	Multifamily Housing Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond	MHRRB	Multifamily Housing Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.	MSTR	Municipal Securities Trust Receipt
FHLB	Federal Home Loan Bank	MTC	Municipal Trust Certificates
FHLMC	Federal Home Loan Mortgage Corp.	PCRB	Pollution Control Revenue Bond
FNMA	Federal National Mortgage Association	PFOTER	Putable Floating Option Tax Exempt Receipts
FRN	Floating Rate Note	RB	Revenue Bond
FSA	Financial Security Assurance, Inc.	ROC	Reset Option Certificate
GNMA	Government National Mortgage Association	RRB	Refunding Revenue Bond
GO	General Obligation	SFHRB	Single Family Housing Revenue Bond
HDA	Housing Development Authority	SPA	Securities Purchase Agreement
HFA	Housing Finance Authority	TAN	Tax Anticipation Note
IDA	Industrial Development Authority	TRAN	Tax Revenue Anticipation Note

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

On October 31, 2005, the cost of investments for federal income tax purposes for the Fund was the same for financial reporting purposes.

[10]

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)

The following table shows the percent of total investments by geographic location as of October 31, 2005:

New York	7.8%	Nevada	0.9%
Texas	6.9%	Michigan	0.9%
Florida	5.3%	New Mexico	0.8%
Louisiana	4.7%	Massachusetts	0.8%
Georgia	4.4%	Hawaii	0.8%
Alabama	4.1%	Minnesota	0.7%
Indiana	3.5%	Virginia	0.7%
Washington	3.4%	Delaware	0.7%
Illinois	3.3%	Missouri	0.6%
Tennessee	3.2%	Kansas	0.6%
New Jersey	3.0%	Kentucky	0.6%
Rhode Island	2.6%	New Hampshire	0.6%
Mississippi	2.0%	Puerto Rico	0.5%
Pennsylvania	2.0%	Alaska	0.5%
Wisconsin	1.8%	Oregon	0.4%
Colorado	1.7%	North Carolina	0.4%
District of Columbia	1.7%	Montana	0.3%
Ohio	1.4%	Arkansas	0.2%
California	1.3%	Idaho	0.2%
South Carolina	1.3%	Arizona	0.2%
Maryland	1.1%	Iowa	0.2%
Nebraska	1.1%	West Virginia	0.1%
North Dakota	1.1%	Maine	0.1%
Oklahoma	0.9%	South Dakota	0.1%
Wyoming	0.9%	Connecticut	0.1%
Utah	0.9%	Non-state specific	16.6%

			100.0%

[11]

EVERGREEN NEW JERSEY MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS
October 31, 2005 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER 6.1%
Miscellaneous Revenue 6.1%
Puerto Rico Govt. Dev. Bank, 3.05%, 11/14/2005 (cost $11,000,000)	$11,000,000	$11,000,000

MUNICIPAL OBLIGATIONS 93.4%
CONTINUING CARE RETIREMENT COMMUNITY 3.2%
New Jersey EDA RRB, Crane’s Mill Proj., Ser. B, 2.76%, VRDN, (LOC: UniCredito Italiano SpA & Insd. by Sovereign Bank)	3,060,000	3,060,000
New Jersey Hlth. Care Facs. Fin. Auth. RB, Wiley Mission Proj., 2.70%, VRDN, (LOC: Commerce Bancorp, Inc.)	2,700,000	2,700,000

		5,760,000

EDUCATION 9.2%
California CDA RB, Biola Univ., Ser. B, 4.00%, VRDN, (SPA: BNP Paribas SA)	1,925,000	1,925,000
New Jersey EDA RB, Princeton Day Sch. Proj., 2.69%, VRDN, (LOC: Bank of New York)	5,000,000	5,000,000
New Jersey Edl. Facs. Auth. RB:
2.73%, VRDN, (Liq.: Societe Generale)	2,650,000	2,650,000
Princeton Univ. Proj., Ser. B, 2.53%, VRDN, (Gtd. by Princeton Univ.)	915,000	915,000
New Jersey Edl. Facs. Auth. ROC, 2.73%, VRDN, (Liq.: Citigroup, Inc.)	5,920,000	5,920,000

		16,410,000

GENERAL OBLIGATION – LOCAL 4.0%
Camden, NJ BAN, 3.50%, 11/29/2005	5,000,000	5,003,816
Cumberland Cnty., NJ Impt. Auth. BAN, 2.27%, 12/13/2005	2,200,000	2,197,606

		7,201,422

GENERAL OBLIGATION – STATE 3.4%
New Jersey GO, Ser. 1995-D, 2.74%, VRDN, (LOC: Chase Manhattan Bank)	6,130,000	6,130,000

HOSPITAL 12.4%
Camden Cnty., NJ Impt. Auth. Hlth. Care Redev. RB, The Cooper Hlth. Sys. Proj., Ser. B, 2.80%, VRDN, (LOC: Commerce Bancorp, Inc.)	13,000,000	13,000,000
New Jersey Hlth. Care Facs. Fin. Auth. RB:
PFOTER:
2.73%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. By MBIA)	1,100,000	1,100,000
2.73%, VRDN, (SPA: Svenska Handelsbank & Insd. by AMBAC)	4,520,000	4,520,000
2.75%, VRDN, (SPA: Merrill Lynch & Co., Inc. & Insd. By AMBAC)	700,000	700,000
New Jersey Hlth. Care Facs. Fin. Auth. RRB Ser. 1163, 2.75%, VRDN, (Liq.: Morgan Stanley & Insd. by Radian Group, Inc.)	2,840,000	2,840,000

		22,160,000

HOUSING 8.0%
Class B Revenue Bond Cert. Trust, Ser. 2001-1, 3.15%, VRDN, (Liq.: American International Group, Inc.)	2,600,000	2,600,000
New Jersey Hsg. & Mtge. Fin. Agcy. RB, PFOTER, 2.66%, VRDN, (LOC: Landesbank Hessen & Insd. by MBIA)	2,020,000	2,020,000
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRB, Ser. Q, 2.74%, VRDN, (LOC: Dexia Credit Local)	5,000,000	5,000,000
Newark, NJ Hsg. Auth. MHRB, 2.83%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,880,000	2,880,000
PFOTER, Class I, 2.65%, (Liq.: Merrill Lynch & Co., Inc.), 03/09/2006, VRDN	1,815,000	1,815,000

		14,315,000

INDUSTRIAL DEVELOPMENT REVENUE 11.0%
Colorado Agriculture EDRB, Rocky Mountain Milling, LLC Proj., 2.94%, VRDN, (LOC: SunTrust Banks, Inc.)	2,500,000	2,500,000
Colorado Hsg. & Fin. Auth. RB, High Desert Properties Proj., Ser. A, 2.91%, VRDN, (LOC: California Bank & Trust)	2,740,000	2,740,000
Delaware EDA Solid Waste Disposal & Sewer Fac. RB, Daily Ciba Specialty Chemical Holdings, Ser. A, 2.93%, VRDN, (Gtd. by Ciba Specialty Chemical Holdings)	1,500,000	1,500,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 3.87%, VRDN, (LOC: Dai-Ichi Kangyo Bank, Ltd.)	1,355,000	1,355,000
Logan City, UT IDRB, Scientific Tech, Inc., 3.00%, VRDN, (LOC: Bank of the West)	1,700,000	1,700,000
[1]

EVERGREEN NEW JERSEY MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
New Jersey EDA RB:
East Meadow Corp. Proj., Ser. 1986-B, 4.15%, VRDN, (Gtd. by UFJ Bank, Ltd.)	$3,545,000	$3,545,000
El Dorado Terminals Proj., Ser. B, 2.68%, VRDN, (LOC: SunTrust Banks, Inc.)	600,000	600,000
Hoben Investors Proj., 2.85%, VRDN, (LOC: Valley National Bancorp, Inc.)	1,645,000	1,645,000
New Jersey EDA RRB, Dieter Weissenrieder , Ser. A, 2.80%, VRDN, (LOC: Washington Mutual, Inc.)	2,215,000	2,215,000
Plymouth, MN IDRB, Nu Aire, Inc. Proj., Ser. A, 2.90%, VRDN, (LOC: Wells Fargo & Co.)	1,880,000	1,880,000

		19,680,000

MISCELLANEOUS REVENUE 9.4%
New Jersey EDA PCRRB, Exxon Mobil Proj., 2.59%, VRDN, (Gtd. By Exxon Mobil Corp.)	400,000	400,000
New Jersey EDA RB, Bayonne Impt. Proj.:
Ser. A, 2.68%, VRDN, (LOC: SunTrust Banks, Inc.)	560,000	560,000
Ser. B, 2.68%, VRDN, (LOC: SunTrust Banks, Inc.)	865,000	865,000
Ser. C, 2.68%, VRDN, (LOC: SunTrust Banks, Inc.)	2,230,000	2,230,000
New Jersey Env. Infrastructure RB, MSTR, 2.74%, VRDN, (Liq.: JPMorgan Chase & Co.)	9,135,000	9,135,000
Pennsylvania EDFA RRB Wastewater Treatment, Sunoco, Inc. Proj., 2.87%, VRDN, (Gtd. by Sunoco, Inc.)	2,000,000	2,000,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj.:
Ser. 1995, 2.91%, VRDN, (Gtd. by Dow Chemical Co.)	400,000	400,000
Ser. A, 2.91%, VRDN, (Gtd. by Dow Chemical Co.)	1,150,000	1,150,000

		16,740,000

PUBLIC FACILITIES 0.5%
San Diego, CA Pub. Facs. Fin. Auth. Lease RB PFOTER, 2.75%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	800,000	800,000

SPECIAL TAX 14.6%
Denver, CO Urban Renewal Auth. Tax Increment RRB, Ser. A, 3.00%, VRDN, (LOC: Zions Bancorp)	3,000,000	3,000,000
New Jersey EDA RB:
2.73%, VRDN, (Insd. by MBIA)	10,000,000	10,000,000
2.73%, VRDN, (Liq.: Radian Group, Inc.)	6,345,000	6,345,000
2.73%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FSA)	1,150,000	1,150,000
New Jersey EDA RRB, 2.73%, VRDN, (Liq.: Dexia Credit Local & Insd. by AMBAC)	5,500,000	5,500,000

		25,995,000

TOBACCO REVENUE 5.9%
Tobacco Settlement Fin. Corp. of New Jersey, PFOTER:
2.76%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,950,000	5,950,000
2.79%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,600,000	4,600,000

		10,550,000

TRANSPORTATION 10.0%
New Jersey Trans. Auth. RB:
2.73%, VRDN, (Insd. by FGIC)	270,000	270,000
MTC, Ser. 2001-1, 3.20%, VRDN, (Liq.: Commerzbank AG)	12,745,000	12,745,000
PFOTER, 2.73%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	2,185,000	2,185,000
New Jersey Turnpike Auth. RB, 2.68%, VRDN, (Insd. by FSA & Dexia Credit Local)	2,270,000	2,270,000
New York Thruway Auth. RB, MSTR, 2.61%, VRDN, (SPA: Societe Generale)	400,000	400,000

		17,870,000

UTILITY 1.6%
Carlton, WI PCRB, Wisconsin Power & Light Co. Proj., 2.91%, VRDN, (Gtd. by Wisconsin Power & Light Co.)	1,200,000	1,200,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 2.93%, VRDN, (Gtd. by Delmarva Power & Light Co.)	1,600,000	1,600,000

		2,800,000

[2]

EVERGREEN NEW JERSEY MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 0.2%
New Jersey EDA Water Facs. RRB, United Water New Jersey, Inc. Proj., Ser. A, 2.71%, VRDN, (SPA: Bank of New York Co. & Insd. by AMBAC)	$300,000	$300,000

Total Municipal Obligations (cost $166,711,422)		166,711,422

Total Investments (cost $177,711,422) 99.5%		177,711,422
Other Assets and Liabilities 0.5%		819,851

Net Assets 100.0%		$178,531,273

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at Month October 31, 2005.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit, liquidity guarantees; security purchase agreements; lender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7which were designed to minimize both credit and market risk.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Putable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement

The following table shows the percent of total investments by geographic locations as of October 31, 2005:

New Jersey	77.7%
Puerto Rico	6.2%
Colorado	4.6%
California	3.0%
Delaware	1.7%
Minnesota	1.1%
Pennsylvania	1.1%
Utah	1.0%
Louisiana	0.9%
Indiana	0.8%
Wisconsin	0.7%
New York	0.2%
Non-state specific	1.0%

100.0%

On October 31, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

[1]

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS
October 31, 2005 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER 5.1%
Miscellaneous Revenue 5.1%
Puerto Rico Govt. Dev. Bank, 3.05%, 11/14/2005 (cost $16,231,000)	$16,231,000	$16,231,000

MUNICIPAL OBLIGATIONS 94.4%
COMMUNITY DEVELOPMENT DISTRICT 0.7%
Seneca Cnty., NY IDA RB, Kids Peace Natl. Centers Proj., 2.77%, VRDN, (LOC: KeyCorp.)	2,125,000	2,125,000

EDUCATION 2.3%
New York Dorm. Auth. RB, Mount St. Mary’s College, 2.74%, VRDN, (SPA: Citizens Banking Corp.)	7,300,000	7,300,000

GENERAL OBLIGATION – LOCAL 5.6%
New York, NY GO:
2.76%, VRDN, (Liq.: Dexia SA)	4,265,000	4,265,000
PFOTER:
Ser. 356, 2.73%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,000,000	3,000,000
Ser. 601, 2.73%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,280,000	5,280,000
Ser. 603, 2.73%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,225,000	5,225,000

		17,770,000

HOSPITAL 6.2%
Albany, NY Indl. Dev. Agcy. Civic Facs. RB, Albany Med. Ctr. Hosp. Proj., Ser. A, 2.72%, VRDN, (LOC: KeyCorp.)	5,000,000	5,000,000
Herkimer Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Templeton Foundation Proj., 2.77%, VRDN, (LOC: KeyCorp.)	765,000	765,000
Lancaster Township, NY IDA RB, Greenfield Manor Proj., 2.65%, VRDN, (LOC: M&T Bank Corp.)	4,575,000	4,575,000
New Jersey Hlth. Care Facs. Fin. Auth. RB, PFOTER, 2.73%, VRDN, (SPA: Svenska Handelsbank & Insd. by AMBAC)	1,900,000	1,900,000
New York Dorm. Auth. RB, Mental Hlth. Svcs. Facs., Ser. 340, 2.75%, VRDN, (Liq.: Morgan Stanley & Insd. by MBIA)	3,982,500	3,982,500
Otsego Cnty., NY Indl. Dev. Agcy. RB, Templeton Foundation Proj., Ser. A, 2.77%, VRDN, (LOC: KeyCorp.)	3,395,000	3,395,000

		19,617,500

HOUSING 29.3%
Albany, NY Hsg. Auth. Private Account RB, Historic Bleecker Terrace, 2.85%, VRDN, (LOC: KeyCorp.)	768,500	768,500
Class B RB Cert. Trust, Ser. 2001-1, 3.15%, VRDN, (Liq.: American Intl. Group, Inc.)	6,700,000	6,700,000
Massachusetts Dev. Fin. Auth. MHRB PFOTER, 2.61%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	545,000	545,000
MMA Finl. MHRB, Ser. A, Class A, 2.80%, VRDN, (Liq.: SunTrust Banks, Inc.)	7,200,000	7,200,000
Nassau Cnty., NY Indl. Dev. Agcy. PFOTER, 2.80%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	32,500,000	32,500,000
New York Hsg. Fin. Agcy. RB, 350 West 43rd Street, Ser. A, 2.71%, VRDN, (LOC: LandesBank Hessen)	3,100,000	3,100,000
New York, NY City Hsg. Dev. Corp. MHRB:
2.73%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,500,000	2,500,000
Connecticut Landing Avenue Apts., Ser. A, 2.72%, VRDN, (LOC: KeyCorp.)	7,000,000	7,000,000
Louis Boulevard Apts., Ser. A, 2.72%, VRDN, (LOC: KeyCorp.)	5,000,000	5,000,000
Renaissance Ct., Ser. A, 2.71%, VRDN, (Liq.: FHLMC)	3,300,000	3,300,000
West 55th Street Proj., 2.92%, VRDN, (LOC: Bayerische Hypotheken)	5,000,000	5,000,000
West 61st Street Apts., Ser. A, 2.72%, VRDN, (LOC: HSBC Bank USA)	10,000,000	10,000,000
Newburgh, NY Indl. Dev. Agcy., MHRB, 2.83%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,220,000	3,220,000
PFOTER, Class C, 2.65%, 03/09/2006, (Liq.: Merrill Lynch & Co., Inc.)	2,735,000	2,735,000
Sherburne Cnty., MN Hsg. & Redev. Auth. RB, Apperts, Inc. Proj., 3.20%, VRDN, (LOC: LaSalle Bank Corp.)	3,400,000	3,400,000

		92,968,500

[1]

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 8.4%
California EDA IDRB, Plating Works, Inc. Proj., 3.00%, VRDN, (LOC: Union Bank of California)	$2,390,000	$2,390,000
Chenango Cnty., NY IDA RB, Baillie Lumber, Ser. A, 2.85%, VRDN, (LOC: Citizens Banking Corp.)	3,551,000	3,551,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 3.87%, VRDN, (LOC: Dai-Ichi Kangyo Bank, Ltd.)	875,000	875,000
Islip, NY Indl. Dev. Agcy., Radiation Dynamics Proj., Ser. A, 2.78%, VRDN, (LOC: Bank of New York Co.)	6,000,000	6,000,000
New York, NY IDA RB, Contractors Sheet Metal, Inc., 2.80%, VRDN, (LOC: Citibank)	1,820,000	1,820,000
Oswego Cnty., NY IDRB, Crysteel Manufacturing, Inc. Proj., Ser. A, 2.84%, VRDN, (LOC: U.S. Bancorp)	3,605,000	3,605,000
Plymouth, MN IDRB, NuAire, Inc., Proj., Ser. B, 2.90%, VRDN, (LOC: Wells Fargo & Co.)	1,100,000	1,100,000
Rockland Cnty., NY Indl. Dev. Agcy. RB, Var-Mic Tech. Proj., Ser. A, 2.95%, VRDN, (LOC: Bank of America Corp.)	1,000,000	1,000,000
Sparks, NV EDRB, Rix Inds. Proj., 2.90%, VRDN, (LOC: Wells Fargo & Co.)	1,720,000	1,720,000
Ulster Cnty., NY Indl. Dev. Agcy. RB:
Sunwize Tech, Inc., Ser. A, 2.95%, VRDN, (LOC: HSBC Bank USA)	1,800,000	1,800,000
Zumtobel Staff Proj., Ser. A, 2.84%, VRDN, (LOC: Creditanstalt Bank)	1,500,000	1,500,000
Yakima Cnty., WA Pub. Corp. RB, Longview Fibre Co. Proj., 2.85%, VRDN, (LOC: Bank of America Corp.)	1,240,000	1,240,000

		26,601,000

MISCELLANEOUS REVENUE 3.6%
New York, NY Indl. Dev. Agcy. RB, Casa Proj., 2.74%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Pennsylvania EDFA RRB Wastewater Treatment, Sunoco, Inc. Proj., 2.87%, VRDN, (Gtd. by Sunoco, Inc.)	3,000,000	3,000,000
Port Arthur, TX Navigation Dist. IDRB, Fina Oil & Chemical Co. Proj., 2.91%, VRDN, (Gtd. by Total SA)	2,000,000	2,000,000
Puerto Rico, Med. & Env. Pollution Ctl. Facs. RB, Becton Dickinson & Co., 2.60%, 03/01/2006, (Gtd. by
Becton Dickinson & Co.)	2,100,000	2,100,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, 2.91%, VRDN, (Gtd. by Dow Chemical Co.)	3,500,000	3,500,000

		11,600,000

PUBLIC FACILITIES 0.5%
San Diego, CA Pub. Facs. Fin. Auth. Lease RB, PFOTER, 2.75%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	1,400,000	1,400,000

SPECIAL TAX 2.7%
Metropolitan Trans. Auth. New York RB, Dedicated Tax Fund, Class A, 2.73%, VRDN, (LOC: Citibank)	6,000,000	6,000,000
New York, NY TFA RB, Ser. 362, 2.75%, VRDN, (Liq.: Morgan Stanley)	2,667,500	2,667,500

		8,667,500

TOBACCO REVENUE 6.0%
Monroe Tobacco Asset Security Corp., New York RB, PFOTER, 2.78%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,865,000	6,865,000
New York Tobacco Trust RB, PFOTER, 2.78%, VRDN, (LOC: WestLB AG)	3,900,000	3,900,000
Tobacco Settlement Fin. Corp. of New York RB, PFOTER, 2.73%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	8,180,000	8,180,000

		18,945,000

[2]

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 10.7%
Metropolitan Trans. Auth. New York RB:
2.73%, VRDN, (LOC: AMBAC & SPA: Merrill Lynch & Co., Inc.)	$2,095,000	$2,095,000
Class A, 2.73%, VRDN, (LOC: Citibank)	4,000,000	4,000,000
Municipal Securities Trust Cert.:
Ser. 2000-109, Class A, 2.70%, VRDN, (Liq.: Bear Stearns Cos.) 144A	4,500,000	4,500,000
Ser. 7000, Class A, 2.67%, VRDN, (LOC: Bear Stearns Cos.) 144A	4,995,000	4,995,000
New York Thruway Auth. Gen. RB:
2.75%, VRDN, (Liq.: Morgan Stanley)	1,042,500	1,042,500
2.70%, VRDN, (Liq.: Societe Generale)	2,000,000	2,000,000
MSTR, 2.61%, VRDN, (SPA: Societe Generale)	15,425,000	15,425,000

		34,057,500

UTILITY 4.9%
Carlton, WI PCRB, Wisconsin Power & Light Co. Proj., 2.91%, VRDN, (Gtd. by Wisconsin Power & Light Co.)	1,000,000	1,000,000
Clark Cnty., NV IDRB, Nevada Cogeneration Assn., 2.78%, VRDN, (LOC: ABN AMRO Bank)	1,300,000	1,300,000
Delaware EDA RB Gas Facs., Delmarva Power & Light Co. Proj., 2.93%, VRDN, (Gtd. by Delmarva Power & Light Co.)	2,800,000	2,800,000
Mississippi Business Fin. Corp. RB, Mississippi Power Co. Proj., 2.81%, VRDN, (Gtd. by Mississippi Power Co.)	2,400,000	2,400,000
Mobile, AL Indl. Dev. Board RB, Alabama Power Co. Barry Plant Proj., Ser. B, 2.86%, VRDN, (Gtd. by Alabama Power Co.)	3,100,000	3,100,000
Monroe Cnty., NY Indl. Dev. Agcy. RB, Electric Navigation Inds., 3.00%, 07/01/2006, (Gtd. by Emerson Electric Co.)	4,970,000	4,970,000

		15,570,000

WATER & SEWER 13.5%
New York Env. Facs., ROC RB, 2.73%, VRDN, (Liq.: Citibank)	5,225,000	5,225,000
New York, NY Muni. Water Fin. Auth. RB:
2.71%, VRDN, (SPA: Dexia Credit Local)	5,000,000	5,000,000
Class A, 2.73%, VRDN, (Liq.: Citibank)	26,180,000	26,180,000
PFOTER, Ser. 621, 2.73%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,990,000	4,990,000
Olcese, CA Water Dist. COP, Rio Bravo Water Delivery Proj., Ser. A, 3.55%, 12/05/2005, (SPA: Sumitomo Mitsui Banking Corp.)	1,500,000	1,500,000

		42,895,000

Total Municipal Obligations (cost $299,517,000)		299,517,000

Total Investments (cost $315,748,000) 99.5%		315,748,000
Other Assets and Liabilities 0.5%		1,731,994

Net Assets 100.0%		$317,479,994

[3]

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at October 31, 2005.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FHLMC	Federal Home Loan Mortgage Corp.
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
PCRB	Pollution Control Revenue Bond
PFOTER	Putable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SPA	Securities Purchase Agreement
TFA	Transportation Finance Authority

The following table shows the percent of total investments by geographic locations as of October 31, 2005:

New York	77.8%
Puerto Rico	5.8%
California	3.8%
Minnesota	1.4%
Louisiana	1.1%
Alabama	1.0%
Nevada	1.0%
Delaware	0.9%
Pennsylvania	0.9%
Mississippi	0.8%
New Jersey	0.6%
Texas	0.6%
Washington	0.4%
Indiana	0.3%
Wisconsin	0.3%
Massachusetts	0.2%
Non-state specific	3.1%

100.0%

On October 31, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

[4]

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS
October 31, 2005 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER 5.9%
Miscellaneous Revenue 5.9%
Puerto Rico Govt. Dev. Bank:
3.05%, 11/09/2005	$4,000,000	$4,000,000
3.05%, 11/14/2005	7,000,000	7,000,000

Total Commercial Paper (cost $11,000,000)		11,000,000

MUNICIPAL OBLIGATIONS 93.7%
AIRPORT 4.1%
Philadelphia, PA Arpt. IDA RB, Macon Trust, Ser. 1998 P-1, 2.85%, VRDN, (SPA: Bank of America Corp. & Insd. by FGIC)	2,000,000	2,000,000
Philadelphia, PA Arpt. MSTR, 2.78%, VRDN, (SPA: Societe Generale & Insd. by FGIC)	1,200,000	1,200,000
Springfield, IL Arpt. Auth. RB, Allied-Signal, Inc. Proj., 3.03%, VRDN, (Gtd. by Honeywell Intl., Inc.)	4,375,000	4,375,000

		7,575,000

CONTINUING CARE RETIREMENT COMMUNITY 4.9%
Allegheny Cnty., PA IDA Hlth. & Hsg. Facs. RRB, Longwood at Oakmont, Ser. B, 2.74%, VRDN, (Liq.: Bank of America Corp.)	2,800,000	2,800,000
Lancaster Cnty., PA Hosp. Auth. RB, Brethren Vlg. Retirement Cmnty., 2.75%, VRDN, (LOC: Fulton Finl. Corp.)	5,250,000	5,250,000
Langhorne Manor Borough, PA Higher Ed. & Hlth. Auth. Retirement Cmnty. RRB, Wesley Enhanced Living, Ser. A, 2.73%, VRDN, (SPA: Citizens Banking Corp. &
Insd. by Radian Group, Inc.)	1,000,000	1,000,000
Montgomery Cnty., PA IDA RB, ACTS Retirement-Life Communities, Inc., 2.74%, VRDN, (SPA: LaSalle Bank Corp. & Insd. by Radian Group, Inc.)	15,000	15,000

		9,065,000

EDUCATION 10.5%
ABN AMRO Munitops Cert. Trust, Ser. 2003-14, 2.74%, VRDN, (SPA: ABN AMRO Bank & Insd. by FGIC)	8,400,000	8,400,000
Allegheny Cnty., PA IDA RB, Pressley Ridge Sch. Proj., Ser. 2002, 2.77%, VRDN, (LOC: National City Corp.)	2,625,000	2,625,000
Latrobe, PA IDA RB, Greensburg Diocese, 2.70%, VRDN, (LOC: Allied Irish Banks plc)	1,350,000	1,350,000
Pennsylvania Higher Edl. Facs. Auth. RB TOC, Ser. P, 2.73%, VRDN, (Liq: Goldman Sachs Group, Inc.)	5,000,000	5,000,000
Pennsylvania Higher Edl. Facs. Auth. RRB, Carnegie Melon Univ., Ser. D, 2.67%, VRDN, (SPA: JPMorgan Chase & Co.)	2,100,000	2,100,000

		19,475,000

GENERAL OBLIGATION – LOCAL 0.2%
Philadelphia, PA Sch. Dist. GO, Ser. 345, 2.75%, VRDN, (Liq.: Morgan Stanley)	440,000	440,000

GENERAL OBLIGATION – STATE 2.1%
California GO, PFOTER, 2.75%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	2,500,000	2,500,000
Pennsylvania GO MSTR, 2.75%, VRDN, (LOC: JPMorgan Chase & Co.)	1,345,000	1,345,000

		3,845,000

HOSPITAL 1.6%
Lancaster Cnty., PA Hosp. Auth. RB, Lancaster Gen. Hosp. Proj., 2.85%, VRDN, (LOC: Fulton Finl. Corp.)	2,000,000	2,000,000
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RRB, Children’s Hosp. Proj., Ser. B, 2.67%, VRDN, (Insd. by WestLB AG)	1,000,000	1,000,000

		3,000,000

HOUSING 4.1%
Class B RB Cert. Trust, Ser. 2001-1, 3.15%, VRDN, (Liq.: American Intl. Group, Inc.)	2,648,000	2,648,000
Lancaster, PA IDA RB, Davco Family Proj., Class A, 2.90%, VRDN, (LOC: Fulton Finl. Corp.)	1,525,000	1,525,000
PFOTER:
Class F, 2.68%, VRDN, (LOC: Lloyds TSB Group plc)	1,995,000	1,995,000
Class I, 2.65%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,415,000	1,415,000

		7,583,000

[1]

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Shares	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 31.8%
Allegheny Cnty., PA IDA RRB, Mine Safety Appliances Co. Proj., Ser. 1991, 2.72%, VRDN, (LOC: JPMorgan Chase & Co.)	$1,000,000	$1,000,000
Blair Cnty., PA IDA RB, CCK, Inc. Proj., 2.90%, VRDN, (LOC: Fulton Finl. Corp.)	2,100,000	2,100,000
Butler Cnty., PA IDRB, Mine Safety Appliances Co.:
Ser. 1992-A, 2.79%, VRDN, (LOC: JPMorgan Chase & Co.)	3,000,000	3,000,000
Ser. 1992-B, 2.79%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Butler Cnty., PA IDRRB, Mine Safety Appliances Co., Ser. 1991, 2.72%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Chester Cnty., PA IDRB, KAC III Realty Corp. Proj., Ser. A, 2.84%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	2,325,000	2,325,000
Cumberland Cnty., PA IDA RB, Lane Enterprises, Inc. Proj., 2.84%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	2,755,000	2,755,000
Delaware EDA Solid Waste Disposal & Sewer Fac. RB, Ciba Specialty Chemical Corp. Proj., Ser. A, 2.93%, VRDN, (Gtd. by Ciba Specialty Chemical Corp.)	2,100,000	2,100,000
East Hempfield, PA IDA RB, BGT Realty Proj., 2.85%, VRDN, (LOC: Fulton Finl. Corp.)	2,700,000	2,700,000
Franconia Township, PA IDA RB, Asher’s Chocolates Proj., Ser. A, 2.95%, VRDN, (LOC: Mellon Bank)	3,000,000	3,000,000
Hatfield Township, PA IDA Exempt Facs. RB, Hatfield Quality Meats Proj., 2.75%, VRDN, (LOC: Bank of America Corp.)	1,500,000	1,500,000
Lancaster, PA IDA RB:
Purple Cow Partners, LLC Proj., 2.78%, VRDN, (LOC: First Tennessee Bank)	2,500,000	2,500,000
Ris Paper Co. Proj., 2.84%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,565,000	1,565,000
Montgomery Cnty., PA IDA RB, Vari Corp. Proj., Ser. C, 2.95%, VRDN, (LOC: M&T Bank Corp.)	720,000	720,000
Pennsylvania EDFA RB:
Computer Components Proj., Ser. G-3, 2.79%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	700,000	700,000
Del Grosso Foods, Inc. Proj., Ser. G-6, 2.79%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	950,000	950,000
Donald Bernstein Proj.:
Ser. 2000-H3, 2.79%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,100,000	1,100,000
Ser. C-5, 2.79%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	2,400,000	2,400,000
EPT Associates Proj., Ser. B-5, 2.79%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	900,000	900,000
First Street Partners Proj., Ser. H-4, 2.79%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,300,000	1,300,000
Fitzpatrick Container Corp., Ser. A-1, 2.79%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	3,000,000	3,000,000
Ganflec Corp. Proj., Ser. E, 2.79%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	2,000,000	2,000,000
Hamill Manufacturing Co. Proj., Ser. H-6, 2.79%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,100,000	1,100,000
Johnston Welding & Fabric, Ser. B-1, 2.79%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	800,000	800,000
Moosic Realty Partners, LP Proj., Ser. A-1, 2.79%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	800,000	800,000
O’Neill Family, LLC, Ser. B-8, 2.79%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	2,000,000	2,000,000
Sage Properties, LLC Proj., Ser. G-12, 2.79%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	700,000	700,000
Savicor Associates, LP, Ser. H-10, 2.79%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,200,000	1,200,000
Ser. 2001-B1, 2.79%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,000,000	1,000,000
Ser. 2001-B2, 2.79%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	900,000	900,000
Philadelphia, PA IDRB:
1100 Walnut Associates Proj., 2.75%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,700,000	1,700,000
Allied Corp. Proj., 2.00%, VRDN, (Gtd. by Honeywell Intl., Inc.)	490,000	490,000
Philadelphia, PA Indl. Dev. PCRB, Allied Corp. Proj., 2.00%, VRDN, (Gtd. by Honeywell Intl., Inc.)	1,010,000	1,010,000
Washington Cnty., PA IDRB, Engineered Products, Inc. Proj., Ser. A, 2.79%, VRDN, (LOC: Citizens Banking Corp.)	640,000	640,000
Weld Cnty., CO RB, Mak Group Proj., 2.90%, VRDN, (LOC: Wells Fargo & Co.)	1,010,000	1,010,000
Westfield, IN EDRB, Standard Locknut, Inc. Proj., 2.90%, VRDN, (LOC: Wells Fargo & Co.)	1,095,000	1,095,000
Westmoreland Cnty., PA IDA RB, White Consolidated Inds., Inc. Proj., 3.25%, VRDN, (SPA: Bank of Nova Scotia)	5,100,000	5,100,000

		59,160,000

[2]

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Shares	Value

MUNICIPAL OBLIGATIONS continued
LEASE 0.8%
Midway, CA Sch. Dist. COP, Refinancing Proj., Ser. 2000, 2.75%, VRDN, (Liq.: Union Bank of California)	$1,455,000	$1,455,000

MISCELLANEOUS REVENUE 5.9%
Lancaster, PA IDA RB, Student Lodging, Inc. Proj., 2.85%, VRDN, (LOC: Fulton Finl. Corp.)	2,500,000	2,500,000
Pennsylvania EDFA IDRB, Babcock & Wilcox Co., Ser. A-2, 2.94%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	4,500,000	4,500,000
Pennsylvania EDFA RRB Wastewater Treatment, Sunoco, Inc. Proj., 2.87%, VRDN, (Gtd. by Sunoco, Inc.)	1,300,000	1,300,000
Pennsylvania Higher Edl. Facs. Auth. RB, Honeysuckle Student Holding, Ser. A, 2.72%, VRDN, (LOC: Allied Irish Banks plc)	1,085,000	1,085,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, 2.91%, VRDN, (Gtd. by Dow Chemical Co.)	1,600,000	1,600,000

		10,985,000

PORT AUTHORITY 1.1%
Pennsylvania EDFA RB, Port of Pittsburgh Commission, Ser. G-10, 2.79%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	2,000,000	2,000,000

RESOURCE RECOVERY 6.5%
Schuylkill Cnty., PA IDA RRB, Northeastern Power Co., Ser. 1997A, 2.73%, VRDN, (Gtd. by Dexia SA)	1,360,000	1,360,000
Washington Cnty., PA IDRB, Solid Waste Disposal, American Iron Oxide Co. Proj., 3.19%, VRDN, (Liq.: Bank of Tokyo)	10,700,000	10,700,000

		12,060,000

SPECIAL TAX 2.4%
Denver, CO Urban Renewal Auth. Tax Increment RRB, Ser. A, 3.00%, VRDN, (LOC: Zions Bancorp)	835,000	835,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax ROC, Ser. 99-7, 2.73%, VRDN, (LOC: Citigroup, Inc. & Insd. by FGIC)	675,000	675,000
Puerto Rico Cmnwlth. Infrastructure Fin. Auth. TOC, Ser. Z6, 2.78%, VRDN, (Liq.: Goldman Sachs Group, Inc. & Insd. by FGIC)	2,905,000	2,905,000

		4,415,000

UTILITY 2.6%
Carlton, WI PCRB, Wisconsin Power & Light Co. Proj., 2.91%, VRDN, (Gtd. by Wisconsin Power & Light Co.)	1,800,000	1,800,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 2.93%, VRDN, (Gtd. by Delmarva Power & Light Co.)	2,000,000	2,000,000
Lehigh Cnty., PA IDA RB, Allegheny Electric Corp., Inc. Proj., 2.75%, VRDN, (LOC: Rabobank Nederland)	755,000	755,000
Sweetwater Cnty., WY Env. Impt. RB, Pacificorp Proj., Ser. 1995, 2.73%, VRDN, (LOC: Barclays plc)	200,000	200,000

		4,755,000

WATER & SEWER 15.1%
Houston, TX Water & Sewer Sys. RB, 2.78%, VRDN, (SPA: Merrill Lynch & Co., Inc. & Insd. by FSA)	2,390,000	2,390,000
Olcese, CA Water Dist. COP, Rio Bravo Water Delivery Proj., Ser. A, 3.55%, VRDN, (SPA: Sumitomo Mitsui Banking Corp.)	2,000,000	2,000,000
Philadelphia, PA Water & Wastewater Facs. RB:
MTC, Ser. 1999-1, 3.20%, VRDN, (LOC: Commerzbank AG & Insd. by AMBAC)	15,495,000	15,495,000
PFOTER:
2.73%, VRDN, (Liq.: Dexia Credit Local & Insd. by FSA)	3,400,000	3,400,000
2.73%, VRDN, (SPA: Merrill Lynch & Co., Inc. & Insd. by FSA)	3,830,000	3,830,000
Pittsburgh, PA Water & Sewer Auth. RB, Ser. 346, 2.75%, VRDN, (Liq.: Morgan Stanley)	995,000	995,000

		28,110,000

Total Municipal Obligations (cost $173,923,000)		173,923,000

Total Investments (cost $184,923,000) 99.6%		184,923,000
Other Assets and Liabilities 0.4%		781,336

Net Assets 100.0%		$185,704,336

[3]

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at October 31, 2005.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificate
PCRB	Pollution Control Revenue Bond
PFOTER	Putable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SPA	Securities Purchase Agreement
TOC	Tender Option Certificate

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

The following table shows the percent of total investments by geographic location as of October 31, 2005:

Pennsylvania	76.6%
Puerto Rico	7.5%
California	4.6%
Illinois	2.4%
Delaware	2.2%
Texas	1.3%
Colorado	1.0%
Wisconsin	1.0%
Louisiana	0.9%
Indiana	0.6%
Wyoming	0.1%
Non-state specific	1.8%

100.0%

On October 31, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

[4]

EVERGREEN TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS
October 31, 2005 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 19.9%
U.S. Treasury Notes:
1.50%, 03/31/2006	$65,000,000	$64,500,081
1.625%, 02/28/2006	60,000,000	59,738,040
1.875%, 11/30/2005 - 12/31/2005	55,000,000	54,932,944
2.25%, 04/30/2006	50,000,000	49,727,854
2.50%, 05/31/2006 - 10/31/2006	220,000,000	217,669,729
2.75%, 06/30/2006 - 07/31/2006	60,000,000	59,619,213

Total U.S. Treasury Obligations (cost $506,187,861)		506,187,861

REPURCHASE AGREEMENTS* 80.3%
ABN AMRO, Inc., Avg. rate of 3.91%, dated 10/31/2005, maturing 11/7/2005; maturity value $80,060,778 (1)**	80,000,000	80,000,000
Bank of America Corp., Avg. rate of 3.90%, dated 10/31/2005, maturing 11/7/2005; maturity value $150,113,875 (2)**	150,000,000	150,000,000
Barclays plc, 3.93%, dated 10/31/2005, maturing 11/1/2005; maturity value $150,016,375 (3)	150,000,000	150,000,000
Citigroup, Inc., Avg. rate of 3.94%, dated 10/31/2005, maturing 11/7/2005; maturity value $100,076,611 (4)**	100,000,000	100,000,000
Credit Suisse First Boston, LLC, Avg. rate of 3.92%, dated 10/31/2005, maturing 11/7/2005; maturity value $150,114,375 (5)**	150,000,000	150,000,000
Deutsche Bank AG:
Avg. rate of 3.92%, dated 10/31/2005, maturing 11/7/2005; maturity value $150,114,417 (6)**	150,000,000	150,000,000
Avg. rate of 3.95%, dated 10/31/2005, maturing 11/7/2005; maturity value $100,076,861 (6)**	100,000,000	100,000,000
3.95%, dated 10/31/2005, maturing 11/1/2005, maturity value $115,012,618 (6)	115,000,000	115,000,000
Greenwich Capital Markets, Inc., Avg. rate of 3.90%, dated 10/31/2005, maturing 11/7/2005; maturity value $80,060,667 (7)**	80,000,000	80,000,000
Lehman Brothers Holdings, Inc., Avg. rate of 3.75%, dated 10/24/2005, maturing 11/1/2005; maturity value $150,109,375 (8)**	150,000,000	150,000,000
Merrill Lynch & Co., Inc., 3.91%, dated 10/31/2005, maturing 11/1/2005; maturity value $130,014,119 (9)	130,000,000	130,000,000
Morgan Stanley, Avg. rate of 3.91%, dated 10/31/2005, maturing 11/7/2005; maturity value $150,114,000 (10)**	150,000,000	150,000,000
RBC Dain Rauscher, Inc., Avg. rate of 3.90%, dated 10/31/2005, maturing 11/7/2005; maturity value $80,060,733 (11)**	80,000,000	80,000,000
Societe Generale, 3.92%, dated 10/31/2005, maturing 11/1/2005; maturity value $263,406,168 (12)	263,377,489	263,377,489
UBS AG:
3.95%, dated 10/31/2005, maturing 11/1/2005; maturity value $100,010,972 (13)	100,000,000	100,000,000
3.98%, dated 10/31/2005, maturing 11/1/2005; maturity value $100,011,056 (14)	100,000,000	100,000,000

Total Repurchase Agreements (cost $2,048,377,489)		2,048,377,489

Total Investments (cost $2,554,565,350) 100.2%		2,554,565,350
Other Assets and Liabilities (0.2%)		(3,913,538)

Net Assets 100.0%		$2,550,651,812

[1]

EVERGREEN TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)

*	Collateralized by:
(1)	$82,754,000 U.S. Treasury Bill, 0.00%, 3/9/2006; value is $81,600,409.
(2)	$38,604,000 U.S. Treasury Bill, 0.00%, 11/17/2005; value is $38,541,075. $115,579,000 U.S. Treasury Note, 2.25%, 4/30/2006; value including accrued interest is $114,459,039.
(3)	$233,761,500 STRIPS, 0.00%, 8/15/2012 to 8/15/2019; value is $153,000,394.
(4)	$1,079,975,463 GNMA, 3.00% to 9.00%, 7/15/2009 to 11/15/2037; value is $102,000,001.
(5)	$9,845,000 U.S. Treasury Note, 2.75%, 8/15/2007; value including accrued interest is $9,627,072. $145,395,000 U.S. Treasury Note, 3.875%, 7/15/2010; value including accrued interest is $143,374,341.
(6)	$824,274,020 STRIPS, 0.00%, 2/15/2016 to 11/15/2024; value is $372,300,411. This collateral was allocated on a pro-rata split such that sufficient collateral was applied to the respective repurchase agreements.
(7)	$78,555,000 U.S. Treasury Note, 7.00%, 7/15/2006; value including accrued interest is $81,604,779.
(8)	$265,267,493 STRIPS, 0.00%, 5/15/2012 to 11/15/2018; value is $153,001,082.
(9)	$59,967,000 U.S. Treasury Bond, 7.50%, 11/15/2016; value including accrued interest is $76,412,523. $56,120,000 U.S. Treasury Note, 4.125%, 8/15/2008; value including accrued interest is $56,187,971.
(10)	$331,861,000 STRIPS, 0.00%, 9/15/2021 to 11/15/2021; value is $153,000,314.
(11)	$59,771,000 U.S. Treasury Notes, 4.25% to 6.00%, 8/15/2009 to 8/15/2013; value including accrued interest is $61,107,978. $17,500,000 U.S. Treasury Bonds, 5.25% to 7.25%, 5/15/2016 to 2/15/2029; value including accrued interest is $18,892,668.
(12)	$139,652,000 U.S. Treasury Notes, 3.375% to 4.375%, 9/30/2007 to 8/15/2012; value including accrued interest is $138,470,459. $40,280,000 STRIPS, 0.00%, 4/15/2010; value is $40,108,969. $91,950,000 U.S. Treasury Bill, 0.00%, 4/27/2006; value is $90,120,195.
(13)	$102,725,000 U.S. Treasury Note, 4.25%, 10/15/2010; value including accrued interest is $102,001,624.
(14)	$153,918,613 GNMA, 4.00% to 10.00%, 9/15/2018 to 10/20/2035; value including accrued interest is $102,004,632.

**	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.

Summary of Abbreviations
GNMA	Government National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities

On October 31, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

[2]

EVERGREEN U.S. GOVERNMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS
October 31, 2005 (unaudited)
	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 61.5%
FAMC, 3.95%, 12/30/2005 +	$20,000,000	$19,873,150
FFCB, FRN:
3.75%, 11/02/2005	65,000,000	64,988,670
3.76%, 11/02/2005	35,000,000	34,993,293
FHLB:
2.25%, 12/15/2005	4,890,000	4,885,036
2.375%, 02/15/2006	22,370,000	22,264,197
2.50%, 11/02/2005 - 12/15/2005	45,000,000	44,977,951
2.51%, 11/04/2005	10,000,000	9,999,021
3.50%, 04/25/2006 - 08/15/2006	12,135,000	12,080,472
3.84%, 12/23/2005 +	50,000,000	49,729,166
6.50%, 11/15/2005	5,000,000	5,005,996
FRN, 3.93%, 01/05/2006	25,000,000	24,986,004
FHLMC:
1.875%, 02/15/2006	5,000,000	4,974,550
2.30%, 11/17/2005	10,000,000	9,994,019
2.35%, 12/09/2005	20,000,000	19,964,828
3.00%, 09/29/2006	15,000,000	14,828,456
3.79%, 12/12/2005 +	25,000,000	24,894,653
3.84%, 12/20/2005 +	75,000,000	74,616,167
3.93%, 12/27/2005 +	25,000,000	24,850,667
4.00%, 08/11/2006	12,895,000	12,892,053
FNMA:
2.02%, 11/14/2005	4,500,000	4,497,993
2.50%, 06/15/2006	20,000,000	19,853,051
3.01%, 06/02/2006	15,000,000	14,936,563
3.67%, 11/01/2005 +	45,000,000	45,000,000
3.96%, 01/03/2006 +	20,000,000	19,864,550
4.30%, 06/30/2006 +	4,031,000	3,920,090
5.50%, 02/15/2006	14,489,000	14,561,743

Total U.S. Government & Agency Obligations (cost $603,432,339)		603,432,339

REPURCHASE AGREEMENTS* 38.6%
Bank of America Corp., 4.00%, dated 10/31/2005, maturing 11/1/2005; maturity value $200,022,222 (1)	200,000,000	200,000,000
Deutsche Bank AG, 3.99%, dated 10/31/2005, maturing 11/1/2005, maturity value $178,199,959 (2)	178,180,211	178,180,211

Total Repurchase Agreements (cost $378,180,211)		378,180,211

Total Investments (cost $981,612,550) 100.1%		981,612,550
Other Assets and Liabilities (0.1%)		(674,149)

Net Assets 100.0%		$980,938,401

+	Zero coupon bond. The rate shown represents the yield to maturity at date of purchase.
*	Collateralized by:
(1)	$71,781,000 FNMA, 3.13% to 6.21%, 02/15/2006 to 08/06/2038, value including accrued interest is $72,890,821; $71,384,000 FFCB, 0.00%, 01/27/2006 to 04/13/2006, value is $70,267,145; $36,700,000 FHLMC, 3.88% to 5.13%, 10/15/2008 to 05/29/2013, value including accrued interest is $36,707,425; $19,480,000 TVA, 6.75%, 11/01/2025, value including accrued interest is $24,134,746.
(2)	$82,812,000 FHLMC, 2.75% to 3.75%, 08/15/2006 to 04/15/2007, value including accrued interest is $82,095,486; $46,741,000 FNMA, 6.00%, 12/15/2005 to 05/15/2011, value including accrued interest is $48,250,137; $51,765,000 FHLB, 3.75%, 08/15/2007, value including accrued interest is $51,398,331.

On October 31, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Summary of Abbreviations
FAMC	Federal Agricultural Mortgage Corp.
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
TVA	Tennessee Valley Authority
[1]

Item 2 — Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Money Market Trust

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: December 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: December 30, 2005

By: /s/ Jeremy DePalma —————————————— Jeremy DePalma Principal Financial Officer Date: December 30, 2005